UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336
                                   ---------

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 10/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                      OCTOBER 31, 2007
--------------------------------------------------------------------------------

                              A series of Franklin Templeton
                              International Trust

--------------------------------------------------------------------------------
      ANNUAL REPORT AND SHAREHOLDER LETTER                  INTERNATIONAL
--------------------------------------------------------------------------------

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             SMALLER COMPANIES FUND                    Eligible shareholders can
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--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Templeton Foreign Smaller Companies Fund ..................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   13

Financial Highlights and Statement of Investments .........................   15

Financial Statements ......................................................   23

Notes to Financial Statements .............................................   27

Report of Independent Registered Public Accounting Firm ...................   36

Tax Designation ...........................................................   37

Board Members and Officers ................................................   41

Shareholder Information ...................................................   45

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the 12 months ended October 31, 2007, global economies generally showed solid growth. Equity markets performed well despite a sharp decline in late July and early August as investors worried about the weak U.S. housing market and reduced liquidity amid tightening credit standards. In this environment, the Morgan Stanley Capital International (MSCI) World Index, which measures equity performance in global developed markets, had a +20.97% one-year total return. 1 The MSCI Europe, Australasia, Far East (EAFE) Index, which excludes the U.S. and Canada, returned +25.43% for the same period. 2

In the enclosed annual report for Templeton Foreign Smaller Companies Fund, the portfolio managers discuss market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

2. Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

--------------------------------------------------------------------------------

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Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                               Not part of the annual report | 1

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Templeton International Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the annual report

Annual Report

Templeton Foreign Smaller
Companies Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the U.S., including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Templeton Foreign Smaller Companies Fund covers the fiscal year ended October 31, 2007.

PERFORMANCE OVERVIEW

For the 12 months under review, Templeton Foreign Smaller Companies Fund - Class A posted a +31.50% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East
(EAFE) Index, which posted a +25.43% total return for the same period. 1 The Fund underperformed the S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index, another relevant measure of Fund performance, which had a +37.44% cumulative total return for the reporting period. 2 Please note that index performance information is provided for reference and that we do not attempt to track an index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

2. Source: Standard & Poor's Micropal. The S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 10/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asia                                                                     44.7%
Europe                                                                   29.6%
North America                                                            13.6%
Australia & New Zealand                                                   5.0%
Latin America & Caribbean                                                 0.7%
Short-Term Investments & Other Net Assets                                 6.4%

ECONOMIC AND MARKET OVERVIEW

In spite of elevated energy prices and a deteriorating U.S. housing sector that negatively affected U.S. economic growth, the global economy remained resilient throughout the 12-month reporting period. Consumer and corporate demand strength, particularly in developing economies, reasonably low inflation, generally favorable labor markets, and moderate, though higher, global interest rates have supported the economic recovery, which began in 2002.

These factors also contributed to the strength of global equity markets during the 12 months under review. In addition, narrow corporate credit spreads and strong cash flows from the corporate sector in the world's capital markets contributed to very strong global merger and acquisition activity during most of the reporting period. In particular, the private equity industry, which has grown substantially in recent years, played a pivotal role in a number of large and high-profile acquisitions.

However, concerns about slower growth and declining asset quality surfaced during the first quarter of 2007. These were initially centered on the U.S. sub-prime mortgage market but spread in August 2007 to global capital markets. In particular, the difficulties of assessing risk and the value of collateral in the structured finance industry contributed to a decline in risk appetite among both lenders and investors. The private equity industry, which is reliant on the availability of cheap credit, was particularly affected, and deal activity slowed toward the end of the period.

Accommodative actions by several central banks, including a larger-than-expected target interest rate cut of half a percent by the U.S. Federal Reserve Board, helped restore investor confidence after a sharp, but short-lived sell-off in the summer. Most global equity markets ended the 12-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached six-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the period. As the U.S. dollar declined versus the currencies of many major trading partners, equity returns for U.S.-based investors that invested in stocks denominated in other currencies generally became stronger when translated into the weaker greenback. So, currency diversification benefited these investors during the period. Globally, small capitalization stocks outperformed large capitalization stocks during the same time.

INVESTMENT STRATEGY

We take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the


4 | Annual Report
company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting future earnings and cash flow growth potential. We look to invest in those companies selling at the lowest level relative to our expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.

MANAGER'S DISCUSSION

Several holdings performed well during the period under review. U.K.-based GAME Group, Europe's largest retailer of computer software, video games, consoles and related products, was among the largest contributors to Fund performance. GAME Group's shares performed well as the company announced its acquisition of GameStation, the U.K.'s second-largest specialist video game retailer. The deal, in our view, made financial and strategic sense. It removed the risk that competitor Gamestop would develop a U.K. business through the acquisition of Gamestation. The deal also gives GAME Group access to a large, higher margin, existing sales base, and we believed it offered synergies and magnified the positive impact of the current game console cycle. Consistent with our investment strategy, we believed that GAME Group was fundamentally strong with a solid balance sheet.

The Fund also benefited from Denmark-based Vestas Wind Systems, the world's leading wind turbine manufacturer. In our assessment, the company's success stems in large part from its ability to develop durable, reliable and cost effective wind turbines. Wind power is the cheapest source of renewable energy when costs of environmental degradation from traditional power sources are considered. Vestas benefited from rising energy prices and increasing global attention on renewable energy and environmentally friendly power sources.

Another contributor to Fund performance for the period was Taiwan-based D-Link, a global data networking vendor that sells branded wireless local area network
(WLAN) products, broadband access equipment, LAN switches and other networking equipment. Rising notebook personal computer penetration rates and increasing broadband adoption bolstered demand from home users and small businesses for D-Link's products. The company continued to gain market share along with larger companies Linksys and NetGear, while smaller competitors lost market share. Recent results indicated to us that the company was competing well and seemed poised to benefit from a pending upgrade cycle in wireless access equipment.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in

TOP 10 SECTORS/INDUSTRIES
10/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Commercial Services & Supplies                                             9.0%
--------------------------------------------------------------------------------
Commercial Banks                                                           6.9%
--------------------------------------------------------------------------------
Machinery                                                                  6.9%
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                           6.1%
--------------------------------------------------------------------------------
Specialty Retail                                                           5.2%
--------------------------------------------------------------------------------
Leisure Equipment & Products                                               5.2%
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                         5.2%
--------------------------------------------------------------------------------
Communications Equipment                                                   4.2%
--------------------------------------------------------------------------------
Capital Markets                                                            3.8%
--------------------------------------------------------------------------------
Computers & Peripherals                                                    3.6%
--------------------------------------------------------------------------------


                                                               Annual Report | 5

TOP 10 EQUITY HOLDINGS
10/31/07

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
GAME Group PLC                                                              4.0%
   SPECIALTY RETAIL, U.K.
--------------------------------------------------------------------------------
D-Link Corp.                                                                2.8%
   COMMUNICATIONS EQUIPMENT, TAIWAN
--------------------------------------------------------------------------------
Yule Catto & Company PLC                                                    2.5%
   CHEMICALS, U.K.
--------------------------------------------------------------------------------
Sinotrans Ltd., H                                                           2.5%
   AIR FREIGHT & LOGISTICS, CHINA
--------------------------------------------------------------------------------
FKI PLC                                                                     2.4%
   MACHINERY, U.K.
--------------------------------------------------------------------------------
Bank of Pusan                                                               2.2%
   COMMERCIAL BANKS, SOUTH KOREA
--------------------------------------------------------------------------------
D. Carnegie & Co. AB                                                        2.1%
   CAPITAL MARKETS, SWEDEN
--------------------------------------------------------------------------------
Downer EDI Ltd.                                                             2.1%
   COMMERCIAL SERVICES & SUPPLIES,
   AUSTRALIA
--------------------------------------------------------------------------------
North West Co. Fund                                                         1.9%
   DIVERSIFIED FINANCIAL SERVICES, CANADA
--------------------------------------------------------------------------------
Amer Sports OYJ                                                             1.9%
   LEISURE EQUIPMENT & PRODUCTS, FINLAND

value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended October 31, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

The Fund also had some underperforming holdings during the reporting period. Singapore-based Osim International, a dominant player in Asia's healthy lifestyle products segment, has franchise outlets in Hong Kong, China, Taiwan, Singapore and Malaysia. Osim's sales are driven by its flagship massage chair product line, and it has a number of newer products that were gaining traction in the marketplace. The company's purchase of U.S.-based Brookstone in 2005 widened its global reach and gave Osim direct access to a retail network of more than 300 stores. In our analysis, the cause of its recent stock price weakness appeared relatively isolated to a single product and a single market as the company received negative publicity from imitation products spreading to markets in Hong Kong and Taiwan. We continued to hold the stock at period-end because we were confident in its long-term prospects.

Also hindering Fund performance during the period was U.K.-based Fiberweb, one of the world's largest producers of non-woven fabrics. The company was spun off from BBA Group in November 2006 and has produced disappointing share price performance since being added to the portfolio. However, we believed the stock remained attractively valued based on restructuring potential and an expected margin recovery. New management, which assumed control last year, embarked on a clearly defined restructuring plan. They reviewed business lines, shut down uncompetitive sites, cut costs and upgraded equipment to be cost competitive. Fiberweb also sold its unprofitable wipes business. Based on our analysis, we believed the company should benefit when raw material prices stabilize.

Another detractor was ATS Automation Tooling Systems, a Canada-based supplier of systems for automated manufacturing. The company also uses its own systems to manufacture components on an outsourcing basis. Key end markets include the automotive, electronics and health care industries. Additionally, the company manufactures modules and thin-film flexible cells for the solar industry. The stock price declined during the period as sluggish order growth and high fixed-costs weighed on the company's bottom line. Moreover, company management canceled a proposed initial public offering for its solar division given a challenging pricing environment. We believed management was finally taking the difficult measures needed to get the company's share price back on track. For example, management installed new


6 | Annual Report
leadership for the disappointing solar division, and it decided to sell the precision components division. In our analysis, the shares offered compelling value as they were trading near book value at period-end.

Thank you for your continued participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Bradley Radin

                          Bradley Radin, CFA

[PHOTO OMITTED]           /s/ Cynthia Sweeting

                          Cynthia Sweeting, CFA

                          Portfolio Management Team
                          Templeton Foreign Smaller Companies Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

BRADLEY RADIN assumed portfolio manager responsibilities for Templeton Foreign Smaller Companies Fund in September 2007. In addition, he has global research responsibilities for Asian, Japanese and Australian banks and small cap special situation stocks.

Prior to joining Templeton in 1995, Mr. Radin worked in the Asian equity research department of Credit Suisse First Boston in Hong Kong. Prior to this position, he was an account executive with Dentsu, Young & Rubicam in Hong Kong. He has also worked in Taipei and Moscow.

Mr. Radin earned a business administration degree, with honors, a B.Sc. in biophysics, and an M.B.A., with a concentration in finance, from the University of Western Ontario. He is a Chartered Financial Analyst (CFA) Charterholder and a member of the Toronto Society of Financial Analysts.


                                                               Annual Report | 7

Performance Summary as of 10/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FINEX)                                    CHANGE          10/31/07      10/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$2.16            $25.36        $23.20
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.4568
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.4260
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $3.2964
--------------------------------------------------------------------------------------------------
   TOTAL                                   $4.1792
--------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                      CHANGE          10/31/07      10/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$1.97            $24.60        $22.63
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.2995
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.4260
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $3.2964
--------------------------------------------------------------------------------------------------
   TOTAL                                   $4.0219
--------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FCFSX)                                    CHANGE          10/31/07      10/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$1.98            $24.66        $22.68
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.3099
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.4260
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $3.2964
--------------------------------------------------------------------------------------------------
   TOTAL                                   $4.0323
--------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FTFAX)                              CHANGE          10/31/07      10/31/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$2.17            $25.43        $23.26
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.5112
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.4260
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $3.2964
--------------------------------------------------------------------------------------------------
   TOTAL                                   $4.2336
--------------------------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR     5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +31.50%   +200.02%          +186.72%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +23.92%    +23.11%           +10.45%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                        $12,392     $28,273           $27,022
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                    +25.85%    +23.57%            +9.43%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5          1.50%
-----------------------------------------------------------------------------------------------
CLASS B                                               1-YEAR     5-YEAR     INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +30.49%   +188.74%          +200.62%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +26.49%    +23.45%           +13.27%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $12,649    $28,674           $30,062
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                    +28.51%    +23.92%           +13.20%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5          2.24%
-----------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR     5-YEAR     INCEPTION (7/1/98)
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +30.52%   +188.25%          +164.61%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +29.52%    +23.58%           +10.98%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $12,952    $28,825           $26,461
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                    +31.54%    +24.05%           +10.90%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5          2.25%
-----------------------------------------------------------------------------------------------
ADVISOR CLASS                                          1-YEAR     5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +31.78%   +203.86%          +193.51%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +31.78%    +24.89%           +11.37%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $13,178    $30,386           $29,351
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                    +33.80%    +25.35%           +10.33%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5          1.25%
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS A                       10/31/07
--------------------------------------
1-Year                         +23.92%
--------------------------------------
5-Year                         +23.11%
--------------------------------------
10-Year                        +10.45%
--------------------------------------

CLASS A (11/1/97-10/31/07)
                                                          S&P/Citigroup Global
                  Templeton Foreign                          Equity ex-U.S.
                  Smaller Companies                            less than
                         Fund         MSCI EAFE Index 6    $2 Billion Index 6
--------------------------------------------------------------------------------
 11/1/1997             $ 9,424             $10,000              $10,000
11/30/1997             $ 9,155             $ 9,900              $ 9,348
12/31/1997             $ 9,032             $ 9,989              $ 9,034
 1/31/1998             $ 8,799             $10,448              $ 9,247
 2/28/1998             $ 9,518             $11,121              $ 9,990
 3/31/1998             $ 9,943             $11,466              $10,387
 4/30/1998             $10,070             $11,559              $10,426
 5/31/1998             $ 9,910             $11,506              $10,231
 6/30/1998             $ 9,475             $11,595              $ 9,757
 7/31/1998             $ 9,348             $11,716              $ 9,557
 8/31/1998             $ 8,106             $10,267              $ 8,141
 9/30/1998             $ 7,899             $ 9,955              $ 8,109
10/31/1998             $ 8,239             $10,995              $ 8,760
11/30/1998             $ 8,513             $11,561              $ 9,080
12/31/1998             $ 8,443             $12,020              $ 9,191
 1/31/1999             $ 8,246             $11,987              $ 9,091
 2/28/1999             $ 8,192             $11,704              $ 8,946
 3/31/1999             $ 8,647             $12,196              $ 9,597
 4/30/1999             $ 9,488             $12,693              $10,444
 5/31/1999             $ 9,352             $12,042              $10,230
 6/30/1999             $ 9,846             $12,514              $10,877
 7/31/1999             $10,078             $12,889              $11,133
 8/31/1999             $10,180             $12,939              $11,327
 9/30/1999             $ 9,887             $13,072              $11,207
10/31/1999             $ 9,839             $13,565              $11,135
11/30/1999             $ 9,962             $14,039              $11,401
12/31/1999             $10,577             $15,301              $12,013
 1/31/2000             $10,439             $14,332              $12,032
 2/29/2000             $10,453             $14,720              $12,337
 3/31/2000             $11,025             $15,294              $12,394
 4/30/2000             $10,680             $14,492              $11,495
 5/31/2000             $10,666             $14,141              $11,294
 6/30/2000             $11,222             $14,697              $11,987
 7/31/2000             $11,139             $14,084              $11,515
 8/31/2000             $11,229             $14,209              $11,859
 9/30/2000             $10,598             $13,520              $11,247
10/31/2000             $10,008             $13,203              $10,427
11/30/2000             $ 9,841             $12,711              $10,058
12/31/2000             $10,233             $13,166              $10,305
 1/31/2001             $10,734             $13,159              $10,644
 2/28/2001             $10,362             $12,174              $10,364
 3/31/2001             $9,495              $11,368              $ 9,646
 4/30/2001             $10,004             $12,165              $10,187
 5/31/2001             $10,476             $11,745              $10,279
 6/30/2001             $10,151             $11,269              $ 9,990
 7/31/2001             $ 9,949             $11,065              $ 9,584
 8/31/2001             $ 9,668             $10,787              $ 9,597
 9/30/2001             $ 8,392             $ 9,697              $ 8,398
10/31/2001             $ 8,579             $ 9,945              $ 8,705
11/30/2001             $ 9,127             $10,312              $ 9,126
12/31/2001             $ 9,544             $10,374              $ 9,300
 1/31/2002             $ 9,654             $ 9,823              $ 9,256
 2/28/2002             $ 9,851             $ 9,893              $ 9,386
 3/31/2002             $10,525             $10,433              $ 9,934
 4/30/2002             $10,862             $10,508              $10,172
 5/31/2002             $11,170             $10,651              $10,444
 6/30/2002             $10,592             $10,231              $ 9,992
 7/31/2002             $ 9,748             $ 9,222              $ 9,321
 8/31/2002             $ 9,498             $ 9,203              $ 9,254
 9/30/2002             $ 8,698             $ 8,217              $ 8,452
10/31/2002             $ 9,007             $ 8,659              $ 8,521
11/30/2002             $ 9,286             $ 9,053              $ 8,832
12/31/2002             $ 9,203             $ 8,750              $ 8,792
 1/31/2003             $ 8,922             $ 8,385              $ 8,800
 2/28/2003             $ 8,626             $ 8,193              $ 8,706
 3/31/2003             $ 8,486             $ 8,038              $ 8,598
 4/30/2003             $ 9,306             $ 8,835              $ 9,224
 5/31/2003             $10,060             $ 9,379              $10,016
 6/30/2003             $10,422             $ 9,611              $10,528
 7/31/2003             $10,941             $ 9,845              $10,928
 8/31/2003             $11,527             $10,085              $11,610
 9/30/2003             $11,830             $10,398              $12,197
10/31/2003             $12,609             $11,046              $13,092
11/30/2003             $12,846             $11,294              $13,153
12/31/2003             $13,497             $12,176              $13,998
 1/31/2004             $13,960             $12,349              $14,544
 2/29/2004             $14,407             $12,637              $15,072
 3/31/2004             $14,340             $12,713              $15,656
 4/30/2004             $13,848             $12,436              $15,010
 5/31/2004             $13,788             $12,490              $14,794
 6/30/2004             $14,169             $12,768              $15,342
 7/31/2004             $13,816             $12,356              $14,826
 8/31/2004             $13,816             $12,413              $15,029
 9/30/2004             $14,221             $12,739              $15,599
10/31/2004             $14,551             $13,175              $16,071
11/30/2004             $15,564             $14,078              $17,333
12/31/2004             $16,171             $14,697              $18,193
 1/31/2005             $16,102             $14,428              $18,404
 2/28/2005             $16,738             $15,055              $19,265
 3/31/2005             $16,386             $14,682              $18,792
 4/30/2005             $15,765             $14,354              $18,270
 5/31/2005             $15,972             $14,376              $18,349
 6/30/2005             $16,407             $14,572              $18,853
 7/31/2005             $17,054             $15,020              $19,677
 8/31/2005             $17,054             $15,404              $20,144
 9/30/2005             $17,616             $16,093              $21,122
10/31/2005             $16,734             $15,624              $20,383
11/30/2005             $17,306             $16,010              $21,256
12/31/2005             $17,985             $16,756              $22,785
 1/31/2006             $18,994             $17,786              $24,399
 2/28/2006             $19,224             $17,750              $24,183
 3/31/2006             $19,834             $18,344              $25,104
 4/30/2006             $20,745             $19,233              $26,464
 5/31/2006             $19,746             $18,509              $24,980
 6/30/2006             $19,273             $18,516              $24,275
 7/31/2006             $19,185             $18,702              $24,009
 8/31/2006             $19,583             $19,221              $24,758
 9/30/2006             $19,911             $19,254              $24,837
10/31/2006             $20,549             $20,005              $25,888
11/30/2006             $21,328             $20,608              $27,132
12/31/2006             $22,277             $21,257              $28,051
 1/31/2007             $22,597             $21,402              $28,517
 2/28/2007             $22,788             $21,578              $29,198
 3/31/2007             $23,767             $22,138              $30,203
 4/30/2007             $24,724             $23,141              $31,608
 5/31/2007             $25,639             $23,578              $32,603
 6/30/2007             $26,425             $23,615              $32,975
 7/31/2007             $27,064             $23,269              $33,646
 8/31/2007             $26,116             $22,911              $32,050
 9/30/2007             $26,585             $24,142              $33,638
10/31/2007             $27,022             $25,093              $35,580

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS B                       10/31/07
--------------------------------------
1-Year                         +26.49%
--------------------------------------
5-Year                         +23.45%
--------------------------------------
Since Inception (1/1/99)       +13.27%
--------------------------------------

CLASS B (1/1/99-10/31/07)

                                                          S&P/Citigroup Global
                  Templeton Foreign                          Equity ex-U.S.
                  Smaller Companies                            less than
                         Fund         MSCI EAFE Index 6    $2 Billion Index 6
--------------------------------------------------------------------------------
  1/1/1999             $10,000             $10,000              $10,000
 1/31/1999             $ 9,767             $ 9,973              $ 9,891
 2/28/1999             $ 9,703             $ 9,737              $ 9,733
 3/31/1999             $10,233             $10,146              $10,442
 4/30/1999             $11,198             $10,560              $11,364
 5/31/1999             $11,037             $10,018              $11,130
 6/30/1999             $11,613             $10,411              $11,834
 7/31/1999             $11,880             $10,723              $12,113
 8/31/1999             $12,001             $10,764              $12,324
 9/30/1999             $11,646             $10,875              $12,193
10/31/1999             $11,581             $11,285              $12,115
11/30/1999             $11,718             $11,679              $12,404
12/31/1999             $12,426             $12,730              $13,071
 1/31/2000             $12,263             $11,923              $13,091
 2/29/2000             $12,271             $12,246              $13,423
 3/31/2000             $12,932             $12,724              $13,485
 4/30/2000             $12,516             $12,056              $12,507
 5/31/2000             $12,492             $11,764              $12,288
 6/30/2000             $13,136             $12,227              $13,042
 7/31/2000             $13,029             $11,717              $12,528
 8/31/2000             $13,127             $11,821              $12,903
 9/30/2000             $12,383             $11,248              $12,237
10/31/2000             $11,687             $10,984              $11,345
11/30/2000             $11,482             $10,575              $10,944
12/31/2000             $11,934             $10,953              $11,212
 1/31/2001             $12,514             $10,948              $11,581
 2/28/2001             $12,069             $10,128              $11,276
 3/31/2001             $11,060             $ 9,457              $10,495
 4/30/2001             $11,640             $10,121              $11,083
 5/31/2001             $12,178             $ 9,771              $11,184
 6/30/2001             $11,789             $ 9,375              $10,869
 7/31/2001             $11,552             $ 9,206              $10,428
 8/31/2001             $11,206             $ 8,974              $10,442
 9/30/2001             $ 9,720             $ 8,067              $ 9,138
10/31/2001             $ 9,939             $ 8,274              $ 9,471
11/30/2001             $10,556             $ 8,579              $ 9,929
12/31/2001             $11,025             $ 8,630              $10,118
 1/31/2002             $11,153             $ 8,172              $10,071
 2/28/2002             $11,375             $ 8,230              $10,212
 3/31/2002             $12,143             $ 8,679              $10,809
 4/30/2002             $12,519             $ 8,742              $11,067
 5/31/2002             $12,877             $ 8,861              $11,364
 6/30/2002             $12,199             $ 8,512              $10,871
 7/31/2002             $11,225             $ 7,672              $10,142
 8/31/2002             $10,926             $ 7,656              $10,068
 9/30/2002             $ 9,995             $ 6,836              $ 9,196
10/31/2002             $10,345             $ 7,204              $ 9,272
11/30/2002             $10,662             $ 7,532              $ 9,610
12/31/2002             $10,552             $ 7,279              $ 9,566
 1/31/2003             $10,227             $ 6,976              $ 9,574
 2/28/2003             $ 9,884             $ 6,816              $ 9,472
 3/31/2003             $ 9,712             $ 6,687              $ 9,355
 4/30/2003             $10,638             $ 7,351              $10,036
 5/31/2003             $11,495             $ 7,803              $10,897
 6/30/2003             $11,904             $ 7,996              $11,454
 7/31/2003             $12,487             $ 8,191              $11,890
 8/31/2003             $13,147             $ 8,390              $12,632
 9/30/2003             $13,482             $ 8,650              $13,270
10/31/2003             $14,365             $ 9,190              $14,244
11/30/2003             $14,622             $ 9,396              $14,310
 12/31/2003            $15,354             $10,130              $15,230
 1/31/2004             $15,870             $10,274              $15,824
 2/29/2004             $16,370             $10,513              $16,399
 3/31/2004             $16,284             $10,576              $17,035
 4/30/2004             $15,724             $10,346              $16,331
 5/31/2004             $15,638             $10,391              $16,096
 6/30/2004             $16,065             $10,623              $16,693
 7/31/2004             $15,651             $10,279              $16,131
 8/31/2004             $15,642             $10,327              $16,352
 9/30/2004             $16,091             $10,598              $16,973
10/31/2004             $16,453             $10,961              $17,486
11/30/2004             $17,592             $11,712              $18,859
12/31/2004             $18,260             $12,227              $19,795
 1/31/2005             $18,172             $12,003              $20,024
 2/28/2005             $18,884             $12,525              $20,960
 3/31/2005             $18,471             $12,215              $20,446
 4/30/2005             $17,758             $11,941              $19,878
 5/31/2005             $17,978             $11,960              $19,964
 6/30/2005             $18,463             $12,123              $20,513
 7/31/2005             $19,176             $12,496              $21,409
 8/31/2005             $19,167             $12,815              $21,917
 9/30/2005             $19,783             $13,388              $22,981
10/31/2005             $18,774             $12,998              $22,177
11/30/2005             $19,410             $13,320              $23,127
12/31/2005             $20,161             $13,940              $24,790
 1/31/2006             $21,284             $14,797              $26,547
 2/28/2006             $21,526             $14,767              $26,311
 3/31/2006             $22,184             $15,261              $27,313
 4/30/2006             $23,195             $16,001              $28,794
 5/31/2006             $22,073             $15,399              $27,178
 6/30/2006             $21,526             $15,404              $26,412
 7/31/2006             $21,415             $15,559              $26,123
 8/31/2006             $21,840             $15,991              $26,938
 9/30/2006             $22,194             $16,019              $27,024
10/31/2006             $22,892             $16,643              $28,167
11/30/2006             $23,752             $17,145              $29,521
12/31/2006             $24,784             $17,684              $30,520
 1/31/2007             $25,138             $17,805              $31,027
 2/28/2007             $25,352             $17,952              $31,768
 3/31/2007             $26,440             $18,418              $32,861
 4/30/2007             $27,505             $19,252              $34,390
 5/31/2007             $28,523             $19,616              $35,472
 6/30/2007             $29,396             $19,646              $35,877
 7/31/2007             $30,107             $19,359              $36,607
 8/31/2007             $29,053             $19,061              $34,871
 9/30/2007             $29,576             $20,084              $36,599
10/31/2007             $30,062             $20,876              $38,711


10 | Annual Report

CLASS C (7/1/98-10/31/07)

                                                          S&P/Citigroup Global
                  Templeton Foreign                          Equity ex-U.S.
                  Smaller Companies                            less than
                         Fund         MSCI EAFE Index 6    $2 Billion Index 6
--------------------------------------------------------------------------------
  7/1/1998             $10,000             $10,000              $10,000
 7/31/1998             $ 9,838             $10,104              $ 9,796
 8/31/1998             $ 8,524             $ 8,854              $ 8,343
 9/30/1998             $ 8,306             $ 8,585              $ 8,311
10/31/1998             $ 8,658             $ 9,482              $ 8,978
11/30/1998             $ 8,939             $ 9,970              $ 9,306
12/31/1998             $ 8,868             $10,366              $ 9,420
 1/31/1999             $ 8,655             $10,338              $ 9,317
 2/28/1999             $ 8,591             $10,094              $ 9,169
 3/31/1999             $ 9,054             $10,518              $ 9,836
 4/30/1999             $ 9,930             $10,946              $10,705
 5/31/1999             $ 9,780             $10,385              $10,485
 6/30/1999             $10,292             $10,792              $11,148
 7/31/1999             $10,528             $11,116              $11,410
 8/31/1999             $10,635             $11,159              $11,610
 9/30/1999             $10,321             $11,273              $11,486
10/31/1999             $10,256             $11,698              $11,413
11/30/1999             $10,385             $12,107              $11,685
12/31/1999             $11,018             $13,196              $12,313
 1/31/2000             $10,867             $12,360              $12,332
 2/29/2000             $10,874             $12,695              $12,644
 3/31/2000             $11,464             $13,189              $12,703
 4/30/2000             $11,090             $12,498              $11,782
 5/31/2000             $11,068             $12,195              $11,575
 6/30/2000             $11,639             $12,675              $12,286
 7/31/2000             $11,545             $12,146              $11,802
 8/31/2000             $11,632             $12,254              $12,155
 9/30/2000             $10,974             $11,659              $11,528
10/31/2000             $10,353             $11,386              $10,687
11/30/2000             $10,165             $10,962              $10,309
12/31/2000             $10,557             $11,354              $10,562
 1/31/2001             $11,069             $11,349              $10,909
 2/28/2001             $10,683             $10,499              $10,622
 3/31/2001             $ 9,786             $ 9,804              $ 9,886
 4/30/2001             $10,298             $10,491              $10,440
 5/31/2001             $10,780             $10,129              $10,535
 6/30/2001             $10,434             $ 9,719              $10,239
 7/31/2001             $10,226             $ 9,543              $ 9,823
 8/31/2001             $ 9,928             $ 9,303              $ 9,837
 9/30/2001             $ 8,617             $ 8,363              $ 8,608
10/31/2001             $ 8,803             $ 8,577              $ 8,922
11/30/2001             $ 9,354             $ 8,893              $ 9,353
12/31/2001             $ 9,772             $ 8,946              $ 9,531
 1/31/2002             $ 9,885             $ 8,472              $ 9,487
 2/28/2002             $10,081             $ 8,532              $ 9,619
 3/31/2002             $10,767             $ 8,997              $10,182
 4/30/2002             $11,106             $ 9,062              $10,425
 5/31/2002             $11,415             $ 9,185              $10,705
 6/30/2002             $10,817             $ 8,823              $10,241
 7/31/2002             $ 9,949             $ 7,953              $ 9,554
 8/31/2002             $ 9,685             $ 7,937              $ 9,484
 9/30/2002             $ 8,870             $ 7,086              $ 8,663
10/31/2002             $ 9,180             $ 7,468              $ 8,734
11/30/2002             $ 9,459             $ 7,808              $ 9,053
12/31/2002             $ 9,360             $ 7,546              $ 9,012
 1/31/2003             $ 9,072             $ 7,231              $ 9,019
 2/28/2003             $ 8,769             $ 7,066              $ 8,923
 3/31/2003             $ 8,618             $ 6,932              $ 8,812
 4/30/2003             $ 9,421             $ 7,620              $ 9,454
 5/31/2003             $10,185             $ 8,089              $10,265
 6/30/2003             $10,548             $ 8,289              $10,790
 7/31/2003             $11,063             $ 8,491              $11,200
 8/31/2003             $11,647             $ 8,697              $11,900
 9/30/2003             $11,942             $ 8,967              $12,501
10/31/2003             $12,723             $ 9,526              $13,418
11/30/2003             $12,950             $ 9,740              $13,481
12/31/2003             $13,601             $10,501              $14,347
 1/31/2004             $14,057             $10,650              $14,907
 2/29/2004             $14,498             $10,898              $15,448
 3/31/2004             $14,429             $10,963              $16,047
 4/30/2004             $13,928             $10,725              $15,384
 5/31/2004             $13,852             $10,771              $15,163
 6/30/2004             $14,230             $11,012              $15,725
 7/31/2004             $13,864             $10,656              $15,196
 8/31/2004             $13,856             $10,705              $15,404
 9/30/2004             $14,253             $10,987              $15,988
10/31/2004             $14,573             $11,362              $16,472
11/30/2004             $15,579             $12,141              $17,765
12/31/2004             $16,175             $12,674              $18,647
 1/31/2005             $16,097             $12,443              $18,863
 2/28/2005             $16,726             $12,983              $19,745
 3/31/2005             $16,361             $12,662              $19,260
 4/30/2005             $15,732             $12,379              $18,726
 5/31/2005             $15,926             $12,398              $18,807
 6/30/2005             $16,355             $12,567              $19,323
 7/31/2005             $16,984             $12,953              $20,167
 8/31/2005             $16,976             $13,284              $20,646
 9/30/2005             $17,521             $13,879              $21,648
10/31/2005             $16,630             $13,474              $20,891
11/30/2005             $17,192             $13,807              $21,786
12/31/2005             $17,851             $14,451              $23,353
 1/31/2006             $18,852             $15,339              $25,007
 2/28/2006             $19,058             $15,308              $24,786
 3/31/2006             $19,648             $15,820              $25,730
 4/30/2006             $20,541             $16,587              $27,124
 5/31/2006             $19,549             $15,963              $25,602
 6/30/2006             $19,067             $15,968              $24,880
 7/31/2006             $18,968             $16,128              $24,608
 8/31/2006             $19,344             $16,576              $25,376
 9/30/2006             $19,657             $16,605              $25,457
10/31/2006             $20,273             $17,252              $26,534
11/30/2006             $21,033             $17,773              $27,809
12/31/2006             $21,943             $18,332              $28,750
 1/31/2007             $22,244             $18,457              $29,228
 2/28/2007             $22,426             $18,609              $29,926
 3/31/2007             $23,371             $19,092              $30,956
 4/30/2007             $24,304             $19,957              $32,395
 5/31/2007             $25,184             $20,334              $33,415
 6/30/2007             $25,946             $20,365              $33,797
 7/31/2007             $26,557             $20,068              $34,484
 8/31/2007             $25,602             $19,759              $32,849
 9/30/2007             $26,053             $20,820              $34,476
10/31/2007             $26,461             $21,640              $36,466

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS C                       10/31/07
--------------------------------------
1-Year                         +29.52%
--------------------------------------
5-Year                         +23.58%
--------------------------------------
Since Inception (7/1/98)       +10.98%
--------------------------------------

ADVISOR CLASS (11/1/97-10/31/07)

                                                          S&P/Citigroup Global
                  Templeton Foreign                          Equity ex-U.S.
                  Smaller Companies                            less than
                         Fund         MSCI EAFE Index 6    $2 Billion Index 6
--------------------------------------------------------------------------------
 11/1/1997             $10,000             $10,000              $10,000
11/30/1997             $ 9,715             $ 9,900              $ 9,348
12/31/1997             $ 9,580             $ 9,989              $ 9,034
 1/31/1998             $ 9,333             $10,448              $ 9,247
 2/28/1998             $10,095             $11,121              $ 9,990
 3/31/1998             $10,553             $11,466              $10,387
 4/30/1998             $10,687             $11,559              $10,426
 5/31/1998             $10,525             $11,506              $10,231
 6/30/1998             $10,056             $11,595              $ 9,757
 7/31/1998             $ 9,928             $11,716              $ 9,557
 8/31/1998             $ 8,610             $10,267              $ 8,141
 9/30/1998             $ 8,397             $ 9,955              $ 8,109
10/31/1998             $ 8,752             $10,995              $ 8,760
11/30/1998             $ 9,049             $11,561              $ 9,080
12/31/1998             $ 8,974             $12,020              $ 9,191
 1/31/1999             $ 8,772             $11,987              $ 9,091
 2/28/1999             $ 8,714             $11,704              $ 8,946
 3/31/1999             $ 9,198             $12,196              $ 9,597
 4/30/1999             $10,092             $12,693              $10,444
 5/31/1999             $ 9,948             $12,042              $10,230
 6/30/1999             $10,477             $12,514              $10,877
 7/31/1999             $10,731             $12,889              $11,133
 8/31/1999             $10,839             $12,939              $11,327
 9/30/1999             $10,528             $13,072              $11,207
10/31/1999             $10,477             $13,565              $11,135
11/30/1999             $10,615             $14,039              $11,401
12/31/1999             $11,264             $15,301              $12,013
 1/31/2000             $11,125             $14,332              $12,032
 2/29/2000             $11,139             $14,720              $12,337
 3/31/2000             $11,756             $15,294              $12,394
 4/30/2000             $11,389             $14,492              $11,495
 5/31/2000             $11,374             $14,141              $11,294
 6/30/2000             $11,967             $14,697              $11,987
 7/31/2000             $11,878             $14,084              $11,515
 8/31/2000             $11,981             $14,209              $11,859
 9/30/2000             $11,308             $13,520              $11,247
10/31/2000             $10,687             $13,203              $10,427
11/30/2000             $10,502             $12,711              $10,058
12/31/2000             $10,922             $13,166              $10,305
 1/31/2001             $11,457             $13,159              $10,644
 2/28/2001             $11,059             $12,174              $10,364
 3/31/2001             $10,142             $11,368              $ 9,646
 4/30/2001             $10,685             $12,165              $10,187
 5/31/2001             $11,189             $11,745              $10,279
 6/30/2001             $10,842             $11,269              $ 9,990
 7/31/2001             $10,634             $11,065              $ 9,584
 8/31/2001             $10,334             $10,787              $ 9,597
 9/30/2001             $ 8,971              $9,697              $ 8,398
10/31/2001             $ 9,179              $9,945              $ 8,705
11/30/2001             $ 9,756             $10,312              $ 9,126
12/31/2001             $10,202             $10,374              $ 9,300
 1/31/2002             $10,327             $ 9,823              $ 9,256
 2/28/2002             $10,547             $ 9,893              $ 9,386
 3/31/2002             $11,267             $10,433              $ 9,934
 4/30/2002             $11,628             $10,508              $10,172
 5/31/2002             $11,965             $10,651              $10,444
 6/30/2002             $11,349             $10,231              $ 9,992
 7/31/2002             $10,445             $ 9,222              $ 9,321
 8/31/2002             $10,178             $ 9,203              $ 9,254
 9/30/2002             $ 9,329             $ 8,217              $ 8,452
10/31/2002             $ 9,659             $ 8,659              $ 8,521
11/30/2002             $ 9,958             $ 9,053              $ 8,832
12/31/2002             $ 9,864             $ 8,750              $ 8,792
 1/31/2003             $ 9,570             $ 8,385              $ 8,800
 2/28/2003             $ 9,261             $ 8,193              $ 8,706
 3/31/2003             $ 9,110             $ 8,038              $ 8,598
 4/30/2003             $ 9,990             $ 8,835              $ 9,224
 5/31/2003             $10,807             $ 9,379              $10,016
 6/30/2003             $11,198             $ 9,611              $10,528
 7/31/2003             $11,754             $ 9,845              $10,928
 8/31/2003             $12,382             $10,085              $11,610
 9/30/2003             $12,716             $10,398              $12,197
10/31/2003             $13,559             $11,046              $13,092
11/30/2003             $13,814             $11,294              $13,153
12/31/2003             $14,515             $12,176              $13,998
 1/31/2004             $15,013             $12,349              $14,544
 2/29/2004             $15,502             $12,637              $15,072
 3/31/2004             $15,430             $12,713              $15,656
 4/30/2004             $14,916             $12,436              $15,010
 5/31/2004             $14,852             $12,490              $14,794
 6/30/2004             $15,274             $12,768              $15,342
 7/31/2004             $14,895             $12,356              $14,826
 8/31/2004             $14,895             $12,413              $15,029
 9/30/2004             $15,330             $12,739              $15,599
10/31/2004             $15,693             $13,175              $16,071
11/30/2004             $16,790             $14,078              $17,333
12/31/2004             $17,445             $14,697              $18,193
 1/31/2005             $17,371             $14,428              $18,404
 2/28/2005             $18,064             $15,055              $19,265
 3/31/2005             $17,685             $14,682              $18,792
 4/30/2005             $17,024             $14,354              $18,270
 5/31/2005             $17,247             $14,376              $18,349
 6/30/2005             $17,720             $14,572              $18,853
 7/31/2005             $18,425             $15,020              $19,677
 8/31/2005             $18,433             $15,404              $20,144
 9/30/2005             $19,038             $16,093              $21,122
10/31/2005             $18,088             $15,624              $20,383
11/30/2005             $18,714             $16,010              $21,256
12/31/2005             $19,449             $16,756              $22,785
 1/31/2006             $20,548             $17,786              $24,399
 2/28/2006             $20,796             $17,750              $24,183
 3/31/2006             $21,465             $18,344              $25,104
 4/30/2006             $22,459             $19,233              $26,464
 5/31/2006             $21,379             $18,509              $24,980
 6/30/2006             $20,875             $18,516              $24,275
 7/31/2006             $20,779             $18,702              $24,009
 8/31/2006             $21,210             $19,221              $24,758
 9/30/2006             $21,574             $19,254              $24,837
10/31/2006             $22,273             $20,005              $25,888
11/30/2006             $23,125             $20,608              $27,132
12/31/2006             $24,150             $21,257              $28,051
 1/31/2007             $24,495             $21,402              $28,517
 2/28/2007             $24,714             $21,578              $29,198
 3/31/2007             $25,785             $22,138              $30,203
 4/30/2007             $26,822             $23,141              $31,608
 5/31/2007             $27,823             $23,578              $32,603
 6/30/2007             $28,682             $23,615              $32,975
 7/31/2007             $29,386             $23,269              $33,646
 8/31/2007             $28,359             $22,911              $32,050
 9/30/2007             $28,867             $24,142              $33,638
10/31/2007             $29,351             $25,093              $35,580

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS              10/31/07
-----------------------------------
1-Year                      +31.78%
-----------------------------------
5-Year                      +24.89%
-----------------------------------
10-Year                     +11.37%
-----------------------------------


                                                              Annual Report | 11

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND REGULATORY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGE-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 1/1/97, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.


12 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                           VALUE 5/1/07        VALUE 10/31/07     PERIOD* 5/1/07-10/31/07
-----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,092.90              $ 7.17
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,018.35              $ 6.92
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,088.50              $11.11
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,014.57              $10.71
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,088.70              $11.06
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,014.62              $10.66
-----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,094.30              $ 5.86
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,019.61              $ 5.65
-----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.36%; B: 2.11%; C: 2.10%; and Advisor: 1.11%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL HIGHLIGHTS

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                         -------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
CLASS A                                                        2007          2006          2005          2004          2003
                                                         -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $    23.20      $  19.60      $  19.40      $  17.01      $  12.27
                                                         -------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........................         0.27          0.27          0.27          0.20          0.13
   Net realized and unrealized gains (losses) ........         6.07          4.07          2.61          2.40          4.74
                                                         -------------------------------------------------------------------
Total from investment operations .....................         6.34          4.34          2.88          2.60          4.87
                                                         -------------------------------------------------------------------
Less distributions from:
   Net investment income .............................        (0.46)        (0.51)        (0.24)        (0.21)        (0.13)
   Net realized gains ................................        (3.72)        (0.23)        (2.44)           --            --
                                                         -------------------------------------------------------------------
Total distributions ..................................        (4.18)        (0.74)        (2.68)        (0.21)        (0.13)
                                                         -------------------------------------------------------------------
Redemption fees ......................................           -- d          -- d          -- d          -- d          --
                                                         -------------------------------------------------------------------
Net asset value, end of year .........................   $    25.36      $  23.20      $  19.60      $  19.40      $  17.01
                                                         ===================================================================

Total return c .......................................        31.50%        22.80%        15.00%        15.40%        39.99%

RATIOS TO AVERAGE NET ASSETS
Expenses .............................................         1.40% e       1.50% e       1.57% e       1.63% e       1.52%
Net investment income ................................         1.15%         1.24%         1.27%         1.06%         0.91%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................   $  503,289      $356,785      $288,564      $474,742      $350,507
Portfolio turnover rate ..............................        27.72%        33.92%        36.91%f       14.22%         6.37%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction is less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                         -------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
CLASS B                                                        2007          2006          2005          2004          2003
                                                         -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $    22.63      $  19.21      $  19.07      $  16.75      $  12.11
                                                         -------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........................         0.08          0.09          0.12          0.08          0.07
   Net realized and unrealized gains (losses) ........         5.91          4.00          2.56          2.35          4.62
                                                         -------------------------------------------------------------------
Total from investment operations .....................         5.99          4.09          2.68          2.43          4.69
                                                         -------------------------------------------------------------------
Less distributions from:
   Net investment income .............................        (0.30)        (0.44)        (0.10)        (0.11)        (0.05)
   Net realized gains ................................        (3.72)        (0.23)        (2.44)           --            --
                                                         -------------------------------------------------------------------
Total distributions ..................................        (4.02)        (0.67)        (2.54)        (0.11)        (0.05)
                                                         -------------------------------------------------------------------
Redemption fees ......................................           -- d          -- d          -- d          -- d          --
                                                         -------------------------------------------------------------------
Net asset value, end of year .........................   $    24.60      $  22.63      $  19.21      $  19.07      $  16.75
                                                         ===================================================================

Total return c .......................................        30.49%        21.93%        14.10%        14.54%        38.85%

RATIOS TO AVERAGE NET ASSETS
Expenses .............................................         2.15% e       2.24% e       2.32% e       2.38% e       2.27%
Net investment income ................................         0.40%         0.50%         0.52%         0.31%         0.16%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................   $    8,505      $  7,758      $  7,576      $  6,539      $  3,352
Portfolio turnover rate ..............................        27.72%        33.92%        36.91% f      14.22%         6.37%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction is less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                     ----------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
CLASS C                                                   2007        2006          2005          2004          2003
                                                     ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............    $  22.68     $  19.25     $   19.12      $  16.79      $  12.17
                                                     ----------------------------------------------------------------
Income from investment operations a:

   Net investment income b ......................        0.08         0.11          0.13          0.06          0.06

   Net realized and unrealized gains (losses) ...        5.93         4.00          2.55          2.37          4.62
                                                     ----------------------------------------------------------------
Total from investment operations ................        6.01         4.11          2.68          2.43          4.68
                                                     ----------------------------------------------------------------
Less distributions from:

   Net investment income ........................       (0.31)       (0.45)        (0.11)        (0.10)        (0.06)

   Net realized gains ...........................       (3.72)       (0.23)        (2.44)           --            --
                                                     ----------------------------------------------------------------
Total distributions .............................       (4.03)       (0.68)        (2.55)        (0.10)        (0.06)
                                                     ----------------------------------------------------------------
Redemption fees .................................          -- d         -- d          -- d          -- d          --
                                                     ----------------------------------------------------------------
Net asset value, end of year ....................    $  24.66     $  22.68     $   19.25      $  19.12      $  16.79
                                                     ================================================================

Total return c ..................................       30.52%       21.91%        14.12%        14.54%        38.60%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................        2.14% e      2.25% e       2.32% e       2.38% e       2.28%
Net investment income ...........................        0.41%        0.49%         0.52%         0.31%         0.15%
SUPPLEMENTAL DATA

Net assets, end of year (000's) .................    $ 38,434     $ 30,988     $  23,519      $ 16,579      $ 10,673
Portfolio turnover rate .........................       27.72%       33.92%        36.91% f      14.22%         6.37%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction is less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                     ----------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                             2007        2006          2005          2004          2003
                                                     ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............    $   23.26    $  19.67     $   19.46      $  17.04      $  12.29
                                                     ----------------------------------------------------------------
Income from investment operations a:

   Net investment income b ......................         0.34        0.32          0.36          0.21          0.20

   Net realized and unrealized gains (losses) ...         6.06        4.09          2.57          2.46          4.70
                                                     ----------------------------------------------------------------
Total from investment operations ................         6.40        4.41          2.93          2.67          4.90
                                                     ----------------------------------------------------------------
Less distributions from:

   Net investment income ........................        (0.51)      (0.59)        (0.28)        (0.25)        (0.15)

   Net realized gains ...........................        (3.72)      (0.23)        (2.44)           --            --
                                                     ----------------------------------------------------------------
Total distributions .............................        (4.23)      (0.82)        (2.72)        (0.25)        (0.15)
                                                     ----------------------------------------------------------------
Redemption fees .................................           -- c        -- c          -- c          -- c          --
                                                     ----------------------------------------------------------------
Net asset value, end of year ....................    $   25.43    $  23.26     $   19.67      $  19.46      $  17.04
                                                     ================================================================

Total return ....................................        31.78%      23.14%        15.26%        15.73%        40.37%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................         1.15% d     1.25% d       1.32% d       1.38% d       1.27%
Net investment income ...........................         1.40%       1.49%         1.52%         1.31%         1.16%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................    $  63,042    $ 40,270     $  31,695      $ 16,195      $ 25,482
Portfolio turnover rate .........................        27.72%      33.92%        36.91% e      14.22%         6.37%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction is less than 0.01%.

e Excludes the value of portfolio securities delivered as a result of in-kind redemptions.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SMALLER COMPANIES FUND                           INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 93.6%
      AUSTRALIA 5.0%
      Billabong International Ltd. ....................     Textiles, Apparel & Luxury Goods              331,534   $     4,641,873
      Downer EDI Ltd. .................................      Commercial Services & Supplies             2,126,120        13,131,292
      Iluka Resources Ltd. ............................             Metals & Mining                     1,445,160         5,883,063
      PaperlinX Ltd. ..................................         Paper & Forest Products                 2,647,437         6,806,767
                                                                                                                    ----------------
                                                                                                                         30,462,995
                                                                                                                    ----------------

      BAHAMAS 1.3%
    a Steiner Leisure Ltd. ............................      Diversified Consumer Services                177,058         7,964,069
                                                                                                                    ----------------
      BELGIUM 1.1%
      Barco NV ........................................    Electronic Equipment & Instruments              82,850         6,808,326
                                                                                                                    ----------------
      BRAZIL 0.7%
    b Companhia de Saneamento de Minas Gerais,
         144A .........................................             Water Utilities                       230,100         4,319,691
                                                                                                                    ----------------
      CANADA 12.3%
    a Abitibi-Consolidated Inc. .......................         Paper & Forest Products                 2,100,100         4,504,727
    a ATS Automation Tooling Systems Inc. .............                Machinery                          969,060         7,441,675
      Dorel Industries Inc., B ........................            Household Durables                     191,900         6,597,896
    a GSI Group Inc. ..................................    Electronic Equipment & Instruments             416,230         3,912,562
      Linamar Corp. ...................................             Auto Components                       242,179         5,928,140
      MDS Inc. ........................................      Life Sciences Tools & Services               376,719         8,499,221
    a Mega Brands Inc. ................................       Leisure Equipment & Products                336,600         5,611,783
      North West Co. Fund .............................      Diversified Financial Services               515,094        11,888,463
    a Open Text Corp. .................................       Internet Software & Services                292,256         9,135,128
      Quebecor World Inc. .............................      Commercial Services & Supplies               329,124         3,207,225
    a Saxon Energy Services Inc. ......................       Energy Equipment & Services                 827,900         4,647,675
      Transcontinental Inc., A ........................      Commercial Services & Supplies               171,652         3,781,762
                                                                                                                    ----------------
                                                                                                                         75,156,257
                                                                                                                    ----------------

      CHINA 6.7%
    a AAC Acoustic Technologies Holdings Inc. .........         Communications Equipment                3,128,000         4,092,450
      Bio-Treat Technology Ltd. .......................      Commercial Services & Supplies             6,352,000         3,489,748
      People's Food Holdings Ltd. .....................              Food Products                      9,631,101         8,718,940
      Sinotrans Ltd., H ...............................         Air Freight & Logistics                24,571,000        15,534,511
      Travelsky Technology Ltd., H ....................               IT Services                       2,694,150         3,211,977
      Weiqiao Textile Co. Ltd., H .....................     Textiles, Apparel & Luxury Goods            3,160,578         5,896,761
                                                                                                                    ----------------
                                                                                                                         40,944,387
                                                                                                                    ----------------

      DENMARK 0.6%
    a Vestas Wind Systems AS ..........................           Electrical Equipment                     42,065         3,788,372
                                                                                                                    ----------------
      FINLAND 3.6%
      Amer Sports OYJ .................................       Leisure Equipment & Products                437,336        11,629,108
      Elcoteq SE, A ...................................         Communications Equipment                  239,150         1,555,161
      Huhtamaki OYJ ...................................          Containers & Packaging                   616,447         8,829,794
                                                                                                                    ----------------
                                                                                                                         22,014,063
                                                                                                                    ----------------


                                                              Annual Report | 19

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SMALLER COMPANIES FUND                           INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      GERMANY 1.7%
    a Jenoptik AG .....................................       Electronic Equipment & Instruments          536,115   $     5,450,717
    a Thiel Logistik AG ...............................             Air Freight & Logistics               501,627         1,917,977
      Vossloh AG ......................................                    Machinery                       27,096         3,196,353
                                                                                                                    ----------------
                                                                                                                         10,565,047
                                                                                                                    ----------------

      HONG KONG 4.7%
      Asia Satellite Telecommunications Holdings
      Ltd. ............................................     Diversified Telecommunication Services      1,012,902         2,025,712
      Dah Sing Financial Group ........................                Commercial Banks                   637,269         6,047,615
      Fountain Set (Holdings) Ltd. ....................        Textiles, Apparel & Luxury Goods         8,860,566         2,629,469
      Giordano International Ltd. .....................                Specialty Retail                 6,611,910         3,071,200
      Hung Hing Printing Group Ltd. ...................             Containers & Packaging              1,400,260           719,069
      Lerado Group (Holding) Co. Ltd. .................          Leisure Equipment & Products           9,098,706           751,343
      Ngai Lik Industrial Holding Ltd. ................               Household Durables                4,645,818           311,705
      Texwinca Holdings Ltd. ..........................        Textiles, Apparel & Luxury Goods        12,214,808        10,717,025
      Yue Yuen Industrial Holdings Ltd. ...............        Textiles, Apparel & Luxury Goods           780,045         2,390,353
                                                                                                                    ----------------
                                                                                                                         28,663,491
                                                                                                                    ----------------

      INDONESIA 0.8%
      PT Astra International Tbk ......................                   Automobiles                   1,831,244         5,153,047
                                                                                                                    ----------------
      JAPAN 5.8%
      Descente Ltd. ...................................        Textiles, Apparel & Luxury Goods           741,000         3,860,948
      MEITEC Corp. ....................................         Commercial Services & Supplies            145,248         4,268,852
      Nichii Gakkan Co. ...............................        Health Care Providers & Services           421,300         6,990,925
      Sohgo Security Services Co. Ltd. ................         Commercial Services & Supplies            595,501         9,855,749
      Takuma Co. Ltd. .................................                    Machinery                    1,027,000         5,279,908
      Tenma Corp. .....................................                    Chemicals                      160,214         2,768,273
      USS Co. Ltd. ....................................                Specialty Retail                    35,000         2,281,850
                                                                                                                    ----------------
                                                                                                                         35,306,505
                                                                                                                    ----------------

      NETHERLANDS 4.8%
      Aalberts Industries NV ..........................                    Machinery                      111,796         2,689,394
      Draka Holding NV ................................              Electrical Equipment                  58,518         2,540,854
      OPG Groep NV ....................................        Health Care Providers & Services           290,100        10,037,427
      SBM Offshore NV .................................           Energy Equipment & Services              88,312         3,397,084
      Vedior NV .......................................         Commercial Services & Supplies            477,322        10,825,843
                                                                                                                    ----------------
                                                                                                                         29,490,602
                                                                                                                    ----------------
      NORWAY 0.3%
      Tomra Systems ASA ...............................         Commercial Services & Supplies            252,000         1,830,935
                                                                                                                    ----------------
      PHILIPPINES 0.0% c
      First Gen Corp. .................................  Independent Power Producers & Energy Traders     205,000           283,247
                                                                                                                    ----------------
      SINGAPORE 1.8%
      Cerebos Pacific Ltd. ............................                  Food Products                    241,477           707,552
      Huan Hsin Holdings Ltd. .........................       Electronic Equipment & Instruments        2,700,075           914,299
      Osim International Ltd. .........................                Specialty Retail                 5,210,223         2,232,361
      Venture Corp. Ltd. ..............................       Electronic Equipment & Instruments          725,862         6,972,449
                                                                                                                    ----------------
                                                                                                                         10,826,661
                                                                                                                    ----------------


20 | Annual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SMALLER COMPANIES FUND                           INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      SOUTH KOREA 8.6%
      Bank of Pusan ...................................                Commercial Banks                   752,575   $    13,369,455
      Binggrae Co. Ltd. ...............................                 Food Products                      75,000         3,035,308
      Daeduck Electronics Co. Ltd. ....................       Electronic Equipment & Instruments          599,863         4,562,329
      Daegu Bank Co. Ltd. .............................                Commercial Banks                   528,705         9,275,011
      Halla Climate Control Corp. .....................                Auto Components                    649,160         6,393,215
      INTOPS Co. Ltd. .................................       Electronic Equipment & Instruments           77,936         3,167,110
      People & Telecommunication ......................            Communications Equipment               213,488         2,986,675
      Sindo Ricoh Co. .................................               Office Electronics                   35,020         2,819,020
      Youngone Corp. ..................................        Textiles, Apparel & Luxury Goods           699,989         7,282,404
                                                                                                                    ----------------
                                                                                                                         52,890,527
                                                                                                                    ----------------

      SWEDEN 3.0%
      D. Carnegie & Co. AB ............................                Capital Markets                    597,605        13,167,249
      Securitas Systems AB, B .........................         Commercial Services & Supplies          1,257,190         5,045,380
                                                                                                                    ----------------
                                                                                                                         18,212,629
                                                                                                                    ----------------

      SWITZERLAND 1.6%
      Verwaltungs-und Privat-Bank AG ..................                Capital Markets                     27,682         7,241,341
      Vontobel Holding AG .............................                Capital Markets                     51,568         2,648,965
                                                                                                                    ----------------
                                                                                                                          9,890,306
                                                                                                                    ----------------

      TAIWAN 13.0%
    a AcBel Polytech Inc. .............................              Electrical Equipment              10,191,440         6,386,363
      D-Link Corp. ....................................            Communications Equipment             7,723,909        17,286,106
      Fu Sheng Industrial Co. Ltd. ....................          Leisure Equipment & Products           4,732,849         5,179,179
      Giant Manufacturing Co. Ltd. ....................          Leisure Equipment & Products           3,690,000         8,736,626
      KYE Systems Corp. ...............................            Computers & Peripherals              4,979,565         9,530,268
      Pihsiang Machinery Manufacturing Co. Ltd. .......        Health Care Equipment & Supplies         2,704,000         6,034,857
    a Qisda Corp. .....................................            Computers & Peripherals              2,361,600         3,331,536
      Simplo Technology Co. Ltd. ......................            Computers & Peripherals              1,556,430         8,984,486
    a Ta Chong Bank Ltd. ..............................                Commercial Banks                17,042,000         6,233,916
      Taiwan Fu Hsing .................................               Building Products                 7,000,980         5,057,044
      Test-Rite International Co. Ltd. ................                  Distributors                   5,026,757         3,118,932
                                                                                                                    ----------------
                                                                                                                         79,879,313
                                                                                                                    ----------------
      THAILAND 3.3%
      Bank of Ayudhya Public Co. Ltd. .................                Commercial Banks                 8,663,400         7,392,632
      Glow Energy Public Co. Ltd., fgn. ...............  Independent Power Producers & Energy Traders   5,587,554         5,836,639
    a Total Access Communication Public Co.
         Ltd., fgn. ...................................      Wireless Telecommunication Services        5,804,650         6,965,580
                                                                                                                    ----------------
                                                                                                                         20,194,851
                                                                                                                    ----------------

      UNITED KINGDOM 12.9%
      Bodycote International PLC ......................                   Machinery                     1,426,616         8,696,558
      Fiberweb PLC ....................................               Personal Products                 3,006,400         3,140,401
      FKI PLC .........................................                   Machinery                     7,640,180        14,730,578
      Future PLC ......................................                     Media                       4,273,340         4,175,107
      GAME Group PLC ..................................                Specialty Retail                 5,890,678        24,429,269
      John Wood Group PLC .............................          Energy Equipment & Services              950,519         8,249,347
      Yule Catto & Company PLC ........................                   Chemicals                     3,333,617        15,574,628
                                                                                                                    ----------------
                                                                                                                         78,995,888
                                                                                                                    ----------------


                                                              Annual Report | 21

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL COMMON STOCKS
         (COST $409,859,874) .................................................................                       $ 573,641,209
                                                                                                                     ---------------

      SHORT TERM INVESTMENTS 6.5%
      U.S. GOVERNMENT AND AGENCY SECURITIES 6.5%
    d FHLB,
         11/01/07 ............................................................................    $      1,811,000       1,811,000
         1/23/08 .............................................................................          20,000,000      19,803,340
         2/29/08 .............................................................................          15,000,000      14,788,245
    d FNMA, 1/02/08 ..........................................................................           3,695,000       3,667,860
                                                                                                                     ---------------
      TOTAL U.S. GOVERNMENT AND AGENCY
         SECURITIES (COST $39,995,907) .......................................................                          40,070,445
                                                                                                                     ---------------
      TOTAL INVESTMENTS (COST $449,855,781)
         100.1% ..............................................................................                         613,711,654
      OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................................                            (442,401)
                                                                                                                     ---------------
      NET ASSETS 100.0% ......................................................................                       $ 613,269,253
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

a Non-income producing for the twelve months ended October 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the value of this security was $4,319,691, representing 0.70% of net assets.

c Rounds to less than 0.1% of net assets.

d The security is traded on a discount basis with no stated coupon rate.


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

                                                                                    -----------------
                                                                                       TEMPLETON
                                                                                    FOREIGN SMALLER
                                                                                     COMPANIES FUND
                                                                                    -----------------
Assets:
   Investments in securities:
     Cost .......................................................................   $    449,855,781
                                                                                    =================
     Value ......................................................................   $    613,711,654
   Foreign currency, at value (cost $344,426) ...................................            344,639
   Receivables:
     Investment securities sold .................................................             11,728
     Capital shares sold ........................................................          2,458,717
     Dividends ..................................................................            972,534
                                                                                    -----------------
       Total assets .............................................................        617,499,272
                                                                                    -----------------
Liabilities:
   Payables:
     Investment securities purchased ............................................             52,899
     Capital shares redeemed ....................................................            885,059
     Affiliates .................................................................            626,627
     Unaffiliated transfer agent fees ...........................................            264,010
   Funds advanced by custodian ..................................................          2,254,704
   Accrued expenses and other liabilities .......................................            146,720
                                                                                    -----------------
       Total liabilities ........................................................          4,230,019
                                                                                    -----------------
         Net assets, at value ...................................................   $    613,269,253
                                                                                    =================
Net assets consist of:
   Paid-in capital ..............................................................   $    386,321,898
   Undistributed net investment income ..........................................          5,920,521
   Net unrealized appreciation (depreciation) ...................................        163,879,182
   Accumulated net realized gain (loss) .........................................         57,147,652
                                                                                    -----------------
         Net assets, at value ...................................................   $    613,269,253
                                                                                    =================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton International Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2007

                                                                                    -----------------
                                                                                       TEMPLETON
                                                                                    FOREIGN SMALLER
                                                                                     COMPANIES FUND
                                                                                    -----------------
CLASS A:
   Net assets, at value .........................................................   $    503,288,766
                                                                                    =================
   Shares outstanding ...........................................................         19,849,198
                                                                                    =================
   Net asset value per share a ..................................................   $          25.36
                                                                                    =================
   Maximum offering price per share (net asset value per share / 94.25%) ........   $          26.91
                                                                                    =================
CLASS B:
   Net assets, at value .........................................................   $      8,504,695
                                                                                    =================
   Shares outstanding ...........................................................            345,700
                                                                                    =================
   Net asset value and maximum offering price per share a .......................   $          24.60
                                                                                    =================
CLASS C:
   Net assets, at value .........................................................   $     38,433,512
                                                                                    =================
   Shares outstanding ...........................................................          1,558,670
                                                                                    =================
   Net asset value and maximum offering price per share a .......................   $          24.66
                                                                                    =================
ADVISOR CLASS:
   Net assets, at value .........................................................   $     63,042,280
                                                                                    =================
   Shares outstanding ...........................................................          2,479,175
                                                                                    =================
   Net asset value and maximum offering price per share a .......................   $          25.43
                                                                                    =================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the year ended October 31, 2007

                                                                                    -----------------
                                                                                       TEMPLETON
                                                                                    FOREIGN SMALLER
                                                                                     COMPANIES FUND
                                                                                    -----------------
Investment income:
   Dividends (net of foreign taxes of $1,309,071) ...............................   $     11,522,353
   Interest (net of foreign taxes of $632) ......................................          2,383,137
                                                                                    -----------------
       Total investment income ..................................................         13,905,490
                                                                                    -----------------
Expenses:
   Management fees (Note 3a) ....................................................          4,686,888
   Distribution fees: (Note 3c)
     Class A ....................................................................          1,121,059
     Class B ....................................................................             84,294
     Class C ....................................................................            356,430
   Transfer agent fees (Note 3e) ................................................          1,143,234
   Custodian fees (Note 4) ......................................................            176,624
   Reports to shareholders ......................................................            104,888
   Registration and filing fees .................................................             83,124
   Professional fees ............................................................             41,531
   Trustees' fees and expenses ..................................................             45,212
   Other ........................................................................             16,260
                                                                                    -----------------
       Total expenses ...........................................................          7,859,544
       Expense reductions (Note 4) ..............................................            (17,264)
                                                                                    -----------------
         Net expenses ...........................................................          7,842,280
                                                                                    -----------------
           Net investment income ................................................          6,063,210
                                                                                    -----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
     Investments ................................................................         59,859,998
     Foreign currency transactions ..............................................           (241,277)
                                                                                    -----------------
         Net realized gain (loss) ...............................................         59,618,721
                                                                                    -----------------
   Net change in unrealized appreciation (depreciation) on:
     Investments ................................................................         75,863,191
     Translation of assets and liabilities denominated in foreign currencies ....            210,963
                                                                                    -----------------
         Net change in unrealized appreciation (depreciation) ...................         76,074,154
                                                                                    -----------------
Net realized and unrealized gain (loss) .........................................        135,692,875
                                                                                    -----------------
Net increase (decrease) in net assets resulting from operations .................   $    141,756,085
                                                                                    -----------------


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        -----------------------------------
                                                                                                TEMPLETON FOREIGN
                                                                                              SMALLER COMPANIES FUND
                                                                                        -----------------------------------
                                                                                              YEAR ENDED OCTOBER 31,
                                                                                              2007              2006
                                                                                        -----------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ..........................................................   $      6,063,210   $     4,780,676
     Net realized gain (loss) from investments and foreign currency transactions ....         59,618,721        79,054,296
     Net change in unrealized appreciation (depreciation) on investments and
       translation of  assets and liabilities denominated in foreign currencies .....         76,074,154        (6,856,399)
                                                                                        -----------------------------------
         Net increase (decrease) in net assets resulting from operations ............        141,756,085        76,978,573
                                                                                        -----------------------------------
   Distributions to shareholders from:
     Net investment income:
       Class A ......................................................................         (7,217,818)       (7,386,523)
       Class B ......................................................................           (100,225)         (172,988)
       Class C ......................................................................           (423,328)         (542,466)
       Advisor Class ................................................................           (938,842)       (1,060,963)
     Net realized gains:
       Class A ......................................................................        (57,264,741)       (3,328,450)
       Class B ......................................................................         (1,245,663)          (90,949)
       Class C ......................................................................         (5,086,149)         (282,577)
       Advisor Class ................................................................         (6,521,455)         (419,267)
                                                                                        -----------------------------------
   Total distributions to shareholders ..............................................        (78,798,221)      (13,284,183)
                                                                                        -----------------------------------
   Capital share transactions: (Note 2)
       Class A ......................................................................         94,078,277        16,689,417
       Class B ......................................................................           (142,541)       (1,131,246)
       Class C ......................................................................          3,643,757         3,146,741
       Advisor Class ................................................................         16,921,144         2,043,307
                                                                                        -----------------------------------
   Total capital share transactions .................................................        114,500,637        20,748,219
                                                                                        -----------------------------------

   Redemption fees ..................................................................              9,811             5,046
                                                                                        -----------------------------------
         Net increase (decrease) in net assets ......................................        177,468,312        84,447,655
Net assets:
   Beginning of year ................................................................        435,800,941       351,353,286
                                                                                        -----------------------------------
   End of year ......................................................................   $    613,269,253   $   435,800,941
                                                                                        ===================================
Undistributed net investment income included in net assets:
   End of year ......................................................................   $      5,920,521   $     6,377,284
                                                                                        ===================================


26 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Foreign Smaller Companies Fund (Fund) included in this report is diversified. The financial statements of the remaining Fund in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability


                                                              Annual Report | 27

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

(including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


28 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                              Annual Report | 29

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                 --------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                                            2007                         2006
                                                 --------------------------------------------------------
                                                   SHARES         AMOUNT        SHARES         AMOUNT
                                                 --------------------------------------------------------
CLASS A SHARES:
   Shares sold ...............................    7,001,597   $ 161,429,180    5,240,690   $ 114,901,046
   Shares issued in reinvestment of
      distributions ..........................    2,798,057      57,724,013      484,680       9,831,027
   Shares redeemed ...........................   (5,329,763)   (125,074,916)  (5,068,889)   (108,042,656)
                                                 --------------------------------------------------------
   Net increase (decrease) ...................    4,469,891   $  94,078,277      656,481   $  16,689,417
                                                 ========================================================


30 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                          ----------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                                       2007                              2006
                                          ----------------------------------------------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                          ----------------------------------------------------------------
CLASS B SHARES:
   Shares sold ........................        25,887    $      577,147          33,710    $      722,559
   Shares issued in reinvestment of
      distributions ...................        62,179         1,247,936          12,195           242,316
   Shares redeemed ....................       (85,177)       (1,967,624)        (97,543)       (2,096,121)
                                          ----------------------------------------------------------------
   Net increase (decrease) ............         2,889    $     (142,541)        (51,638)   $   (1,131,246)
                                          ================================================================
CLASS C SHARES:
   Shares sold ........................       274,616    $    6,017,252         489,581    $   10,522,329
   Shares issued in reinvestment of
      distributions ...................       229,276         4,613,039          34,589           688,654
   Shares redeemed ....................      (311,561)       (6,986,534)       (379,346)       (8,064,242)
                                          ----------------------------------------------------------------
   Net increase (decrease) ............       192,331    $    3,643,757         144,824    $    3,146,741
                                          ================================================================
ADVISOR CLASS SHARES:
   Shares sold ........................     1,983,815    $   45,973,474       1,505,697    $   32,455,702
   Shares issued in reinvestment of
      distributions ...................       178,388         3,687,609          27,790           565,024
   Shares redeemed ....................    (1,414,664)      (32,739,939)     (1,413,001)      (30,977,419)
                                          ----------------------------------------------------------------
   Net increase (decrease) ............       747,539    $   16,921,144         120,486    $    2,043,307
                                          ================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
   SUBSIDIARY                                                         AFFILIATION
-------------------------------------------------------------------------------------------------
   Franklin Templeton Investments Corp. (FTIC)                        Investment manager
   Templeton Investment Counsel, LLC (TIC)                            Investment manager
   Franklin Templeton Services, LLC (FT Services)                     Administrative manager
   Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
   Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent


                                                              Annual Report | 31

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

Pursuant to an interim investment management agreement approved by the Fund's Board of Trustees on September 18, 2007, the Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      1.000%               Up to and including $100 million
      0.900%               Over $100 million, up to and including $250 million
      0.800%               Over $250 million, up to and including $500 million
      0.750%               In excess of $500 million

Also pursuant to an interim sub-advisory agreement, TIC, an affiliate of FTIC, provides sub-advisory services to the Fund and receives from FTIC fees based on the average daily net assets of the Fund.

Under the interim investment management agreement, FTIC will serve as investment manager for a term not to exceed 150 days from September 18, 2007, unless shareholders approve a new investment management agreement with FTIC at a meeting called for that purpose, to be held on January 4, 2008.

B. ADMINISTRATIVE FEES

Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


32 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...............................................................   0.25%
Class B ...............................................................   1.00%
Class C ...............................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .....................................   $ 56,640
Contingent deferred sales charges retained .........................   $ 21,128

E. TRANSFER AGENT FEES

For the year ended October 31, 2007, the Fund paid transfer agent fees of $1,143,234, of which $485,458 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended October 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended October 31, 2007 and 2006, was as follows:
                                                      -------------------------
                                                          2007          2006
                                                      -------------------------
Distributions paid from:
   Ordinary income .................................  $16,704,678   $10,277,240
   Long term capital gain ..........................   62,093,543     3,006,943
                                                      -------------------------
                                                      $78,798,221   $13,284,183
                                                      =========================


                                                              Annual Report | 33

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

5. INCOME TAXES (CONTINUED)

At October 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ............................    $   450,262,789
                                                    ----------------
Unrealized appreciation ........................    $   193,034,158
Unrealized depreciation ........................        (29,585,293)
                                                    ----------------
Net unrealized appreciation (depreciation) .....    $   163,448,865
                                                    ================

Undistributed ordinary income ..................    $    10,791,085
Undistributed long term capital gains ..........         52,684,096
                                                    ----------------
Distributable earnings .........................    $    63,475,181
                                                    ================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2007, aggregated $174,516,526 and $138,526,866, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


34 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

8. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period beginning after December 15, 2006. The Fund believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 35

Franklin Templeton International Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON FOREIGN SMALLER COMPANIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Foreign Smaller Companies Fund (the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 18, 2007


36 | Annual Report

Franklin Templeton International Trust

TAX DESIGNATION (UNAUDITED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $52,684,806 as a long term capital gain dividend for the fiscal year ended October 31, 2007.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $4,465,432 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $16,704,680 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $1,398,049 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2007.

At October 31, 2007, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, and foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record.


                                                              Annual Report | 37

Franklin Templeton International Trust

RECORD DATE: 12/17/2007

--------------------------------------------------------------------------------
                                                CLASS A

                               FOREIGN TAX      FOREIGN           FOREIGN
                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE         PER SHARE
--------------------------------------------------------------------------------
Australia ..................      $0.0013        $0.0180           $0.0180
Belgium ....................       0.0005         0.0049            0.0049
Bermuda ....................       0.0000         0.0015            0.0000
Brazil .....................       0.0004         0.0022            0.0000
Canada .....................       0.0037         0.0188            0.0042
China ......................       0.0000         0.0181            0.0000
Finland ....................       0.0029         0.0119            0.0119
Germany ....................       0.0008         0.0032            0.0032
Hong Kong ..................       0.0000         0.0301            0.0000
Indonesia ..................       0.0006         0.0023            0.0023
Japan ......................       0.0012         0.0103            0.0090
Netherlands ................       0.0037         0.0150            0.0150
Philippines ................       0.0001         0.0003            0.0003
Singapore ..................       0.0000         0.0089            0.0000
South Korea ................       0.0065         0.0241            0.0241
Sweden .....................       0.0027         0.0109            0.0109
Switzerland ................       0.0048         0.0095            0.0038
Taiwan .....................       0.0234         0.0674            0.0000
Thailand ...................       0.0015         0.0102            0.0102
United Kingdom .............       0.0000         0.0543            0.0543
                               -------------------------------------------------
TOTAL ......................      $0.0541        $0.3219           $0.1721
                               =================================================

--------------------------------------------------------------------------------
                                               CLASS B

                               FOREIGN TAX     FOREIGN           FOREIGN
                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE         PER SHARE
--------------------------------------------------------------------------------
Australia ..................      $0.0013        $0.0112           $0.0112
Belgium ....................       0.0005         0.0031            0.0031
Bermuda ....................       0.0000         0.0010            0.0000
Brazil .....................       0.0004         0.0013            0.0000
Canada .....................       0.0037         0.0116            0.0026
China ......................       0.0000         0.0112            0.0000
Finland ....................       0.0029         0.0073            0.0073
Germany ....................       0.0008         0.0020            0.0020
Hong Kong ..................       0.0000         0.0187            0.0000
Indonesia ..................       0.0006         0.0014            0.0014
Japan ......................       0.0012         0.0064            0.0056
Netherlands ................       0.0037         0.0093            0.0093
Philippines ................       0.0001         0.0002            0.0002
Singapore ..................       0.0000         0.0055            0.0000
South Korea ................       0.0065         0.0149            0.0149
Sweden .....................       0.0027         0.0067            0.0067
Switzerland ................       0.0048         0.0059            0.0024
Taiwan .....................       0.0234         0.0417            0.0000
Thailand ...................       0.0015         0.0063            0.0063
United Kingdom .............       0.0000         0.0336            0.0336
                               -------------------------------------------------
TOTAL ......................      $0.0541        $0.1993           $0.1066
                               =================================================


38 | Annual Report

Franklin Templeton International Trust

--------------------------------------------------------------------------------
                                               CLASS C

                               FOREIGN TAX      FOREIGN         FOREIGN
                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE         PER SHARE
--------------------------------------------------------------------------------
Australia ..................      $0.0013        $0.0117           $0.0117
Belgium ....................       0.0005         0.0032            0.0032
Bermuda ....................       0.0000         0.0010            0.0000
Brazil .....................       0.0004         0.0014            0.0000
Canada .....................       0.0037         0.0121            0.0027
China ......................       0.0000         0.0117            0.0000
Finland ....................       0.0029         0.0077            0.0077
Germany ....................       0.0008         0.0021            0.0021
Hong Kong ..................       0.0000         0.0195            0.0000
Indonesia ..................       0.0006         0.0015            0.0015
Japan ......................       0.0012         0.0066            0.0058
Netherlands ................       0.0037         0.0097            0.0097
Philippines ................       0.0001         0.0002            0.0002
Singapore ..................       0.0000         0.0058            0.0000
South Korea ................       0.0065         0.0156            0.0156
Sweden .....................       0.0027         0.0070            0.0070
Switzerland ................       0.0048         0.0062            0.0025
Taiwan .....................       0.0234         0.0435            0.0000
Thailand ...................       0.0015         0.0066            0.0066
United Kingdom .............       0.0000         0.0351            0.0351
                               -------------------------------------------------
TOTAL ......................      $0.0541        $0.2082           $0.1114
                               =================================================

--------------------------------------------------------------------------------
                                            ADVISOR CLASS

                               FOREIGN TAX      FOREIGN           FOREIGN
                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE        PER SHARE
--------------------------------------------------------------------------------
Australia ..................      $0.0013        $0.0201           $0.0201
Belgium ....................       0.0005         0.0055            0.0055
Bermuda ....................       0.0000         0.0017            0.0000
Brazil .....................       0.0004         0.0024            0.0000
Canada .....................       0.0037         0.0210            0.0047
China ......................       0.0000         0.0202            0.0000
Finland ....................       0.0029         0.0132            0.0132
Germany ....................       0.0008         0.0036            0.0036
Hong Kong ..................       0.0000         0.0336            0.0000
Indonesia ..................       0.0006         0.0025            0.0025
Japan ......................       0.0012         0.0115            0.0101
Netherlands ................       0.0037         0.0167            0.0167
Philippines ................       0.0001         0.0003            0.0003
Singapore ..................       0.0000         0.0099            0.0000
South Korea ................       0.0065         0.0269            0.0269
Sweden .....................       0.0027         0.0121            0.0121
Switzerland ................       0.0048         0.0107            0.0043
Taiwan .....................       0.0234         0.0752            0.0000
Thailand ...................       0.0015         0.0113            0.0113
United Kingdom .............       0.0000         0.0606            0.0606
                               -------------------------------------------------
TOTAL ......................      $0.0541        $0.3590           $0.1919
                               =================================================


                                                              Annual Report | 39

Franklin Templeton International Trust

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1

In January 2008, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2007. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2007 individual income tax returns.

1 QUALIFIED DIVIDENDS ARE TAXED AT A MAXIMUM RATE OF 15% (5% FOR THOSE IN THE 10% AND 15% INCOME TAX BRACKET). IN DETERMINING THE AMOUNT OF FOREIGN TAX CREDIT THAT MAY BE APPLIED AGAINST THE U.S. TAX LIABILITY OF INDIVIDUALS RECEIVING FOREIGN SOURCE QUALIFIED DIVIDENDS, ADJUSTMENTS MAY BE REQUIRED TO THE FOREIGN TAX CREDIT LIMITATION CALCULATION TO REFLECT THE RATE DIFFERENTIAL APPLICABLE TO SUCH DIVIDEND INCOME. THE RULES HOWEVER PERMIT CERTAIN INDIVIDUALS TO ELECT NOT TO APPLY THE RATE DIFFERENTIAL ADJUSTMENTS FOR CAPITAL GAINS AND/OR DIVIDENDS FOR ANY TAXABLE YEAR. PLEASE CONSULT YOUR TAX ADVISOR AND THE INSTRUCTIONS TO FORM 1116 FOR MORE INFORMATION.


40 | Annual Report

Franklin Templeton International Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1991            139                       Bar-S Foods (meat packing
One Franklin Parkway                                                                               company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee           Since April 2007      120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                  Trustee           Since April 2007      120                       Chevron Corporation (global
One Franklin Parkway                                                                               energy company) and ICO Global
San Mateo, CA 94403-1906                                                                           Communications (Holdings) Limited
                                                                                                   (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee           Since 1998            139                       Hess Corporation (exploration and
One Franklin Parkway                                                                               refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                           Heinz Company (processed foods
                                                                                                   and allied products), RTI
                                                                                                   International Metals, Inc.
                                                                                                   (manufacture and distribution of
                                                                                                   titanium), Canadian National
                                                                                                   Railway (railroad) and White
                                                                                                   Mountains Insurance Group, Ltd.
                                                                                                   (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee           Since 1991            120                       Center for Creative Land
One Franklin Parkway                                                                               Recycling (brownfield
San Mateo, CA 94403-1906                                                                           redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee           Since April 2007      139                       Hess Corporation (exploration and
One Franklin Parkway San                                                                           refining of oil and gas) and
Mateo, CA 94403-1906                                                                               Sentient Jet (private jet
                                                                                                   service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee           Since April 2007      139                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Trustee           Since 2006            120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Since 1991            139                       None
One Franklin Parkway             Chairman of
San Mateo, CA 94403-1906         the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


42 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Trustee           Since April 2007      91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief             Chief Compliance      Not Applicable            Not Applicable
One Franklin Parkway             Compliance        Officer since 2004
San Mateo, CA 94403-1906         Officer and       and Vice President
                                 Vice President    - AML Compliance
                                 - AML             since 2006
                                 Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer         Since 2004            Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice       Since 2002            Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President    Since 2000            Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and     President and         Not Applicable            Not Applicable
One Franklin Parkway             Chief Executive   Chief Executive
San Mateo, CA 94403-1906         Officer -         Officer -
                                 Investment        Investment
                                 Management        Management
                                                   since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President    Since 2006            Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005            Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial   Since 2004            Not Applicable            Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to October 31, 2007, Rupert H. Johnson, Jr. ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


44 | Annual Report

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON FOREIGN SMALLER COMPANIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 45

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

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
   Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                              One Franklin Parkway
    INVESTMENTS                                 San Mateo, CA 94403-1906

o  WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
   Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON FOREIGN
SMALLER COMPANIES FUND

INVESTMENT MANAGER

Franklin Templeton Investments Corp.

SUBADVISOR

Franklin Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisor. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

191 A2007 12/07



















                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                           OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                 A series of Franklin Templeton
                                                 International Trust

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER                    GLOBAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                      TEMPLETON                      FASTER VIA EMAIL?
                GLOBAL LONG-SHORT FUND
                                                     Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Templeton Global Long-Short Fund ..........................................    3

Performance Summary .......................................................   10

Your Fund's Expenses ......................................................   14

Financial Highlights and Statement of Investments .........................   16

Financial Statements ......................................................   24

Notes to Financial Statements .............................................   27

Report of Independent Registered Public Accounting Firm ...................   37

Tax Designation ...........................................................   38

Board Members and Officers ................................................   39

Shareholder Information ...................................................   43

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the 12 months ended October 31, 2007, global economies generally showed solid growth. Equity markets performed well despite a sharp decline in late July and early August as investors worried about the weak U.S. housing market and reduced liquidity amid tightening credit standards. In this environment, the Morgan Stanley Capital International (MSCI) World Index, which measures equity performance in global developed markets, had a +20.97% one-year total return. 1 The MSCI Europe, Australasia, Far East (EAFE) Index, which excludes the U.S. and Canada, returned +25.43% for the same period. 2

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

2. Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

--------------------------------------------------------------------------------

eDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                               Not part of the annual report | 1

In the enclosed annual report, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Templeton International Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the annual report

Annual Report

Templeton Global Long-Short Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Long-Short Fund seeks long-term capital appreciation in both up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world, including developing or emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Templeton Global Long-Short Fund covers the fiscal year ended October 31, 2007.

PERFORMANCE OVERVIEW

Templeton Global Long-Short Fund - Class A posted a +13.99% cumulative total return for the 12 months under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index (the Index), which posted a +20.97% total return for the same period. 1 Since inception on July 31, 2001, the Fund's Class A shares posted a cumulative total return of +51.66% compared with +79.67% for the Index. 2 The Fund's relative volatility, as measured by the annualized standard deviation of monthly returns, was low at just 6.28% since inception. 3 In comparison, the Index's standard deviation during this time was 12.49%. You can find the Fund's long-term performance data in the Performance Summary beginning on page 10.

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Standard & Poor's Micropal. As of 10/31/07, the Fund's Class A average annual total return not including sales charges was +6.89% since inception on 7/31/01, compared with the +9.83% average annual total return for the MSCI World Index for the same period. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Standard deviation is a statistical measure of the range of a fund's total return. In general, a high standard deviation means greater volatility.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
10/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Long Positions                                                             92.3%
--------------------------------------------------------------------------------
Short Positions                                                           -39.2%
--------------------------------------------------------------------------------
Short-Term Investments                                                     15.2%
--------------------------------------------------------------------------------
Other Assets, Less Liabilities                                             31.7%
--------------------------------------------------------------------------------

EQUITY EXPOSURE
10/31/07

--------------------------------------------------------------------------------
                                                  % OF TOTAL             # OF
                                                  NET ASSETS           POSITIONS
--------------------------------------------------------------------------------
Long Equity Securities                               92.3%                102
--------------------------------------------------------------------------------
Short Equity Securities                             -39.2%                 36
--------------------------------------------------------------------------------
NET EQUITY EXPOSURE                                  53.1% (LONG)
--------------------------------------------------------------------------------

ECONOMIC AND MARKET OVERVIEW

In spite of elevated energy prices and a deteriorating U.S. housing sector that negatively affected U.S. economic growth, the global economy remained resilient throughout the 12-month reporting period. Consumer and corporate demand strength, particularly in developing economies, reasonably low inflation, generally favorable labor markets, and moderate, though higher, global interest rates have supported the economic recovery, which began in 2002.

These factors also contributed to the strength of global equity markets during the 12 months under review. In addition, narrow corporate credit spreads and strong cash flows from the corporate sector in the world's capital markets contributed to very strong global merger and acquisition activity during most of the reporting period. In particular, the private equity industry, which has grown substantially in recent years, played a pivotal role in a number of large and high-profile acquisitions.

However, concerns about slower growth and declining asset quality surfaced during the first quarter of 2007. These were initially centered on the U.S. sub-prime mortgage market but spread in August 2007 to global capital markets. In particular, the difficulties of assessing risk and the value of collateral in the structured finance industry contributed to a decline in risk appetite among both lenders and investors. The private equity industry, which is reliant on the availability of cheap credit, was particularly affected, and deal activity slowed toward the end of the period.

Accommodative actions by several central banks, including a larger-than-expected target interest rate cut of half a percent by the U.S. Federal Reserve Board, helped restore investor confidence after a sharp, but short-lived sell-off in the summer. Most global equity markets ended the 12-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached six-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the period. As the U.S. dollar declined versus the currencies of many major trading partners, equity returns for U.S.-based investors that invested in


4 | Annual Report
stocks denominated in other currencies generally became stronger when translated into the weaker greenback. So, currency diversification benefited these investors during the period.

INVESTMENT STRATEGY

Our investment philosophy is the belief that a combination of long and short equity positions can reduce overall volatility and has the potential to provide positive returns in either up or down markets. We apply a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. For our long positions, we seek stock from companies we believe have strong fundamentals or valuable assets that we think are overlooked by the market. Among our short positions, our strategy is to short the stocks of companies we believe are overvalued by the market where we see the potential for share price decline.

MANAGER'S DISCUSSION

As of October 31, 2007, the Fund's overall reported exposure as a percent of total net assets was 92.3% long and 39.2% short, for a 53.1% net long exposure and gross equity exposure of 131.5%. For the period under review, the most notable positive contributors to returns were long positions from the Fund's industrials, information technology and consumer discretionary sectors. 4 The main laggards for the period included two short positions from the financials and industrials sectors and one long position from the consumer discretionary sector. 5

TOP 10 LONG POSITIONS
10/31/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.9%
   SOFTWARE, U.S.
--------------------------------------------------------------------------------
BAE Systems PLC                                                             2.6%
   AEROSPACE & DEFENSE, U.K.
--------------------------------------------------------------------------------
Oracle Corp.                                                                2.6%
   SOFTWARE, U.S.
--------------------------------------------------------------------------------
Apollo Group Inc., A                                                        2.4%
   DIVERSIFIED CONSUMER SERVICES, U.S.
--------------------------------------------------------------------------------
France Telecom SA                                                           2.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES, FRANCE
--------------------------------------------------------------------------------
Pearson PLC                                                                 2.3%
   MEDIA, U.K.
--------------------------------------------------------------------------------
Telenor ASA                                                                 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES, NORWAY
--------------------------------------------------------------------------------
BP PLC                                                                      2.2%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
ING Groep NV                                                                2.2%
   DIVERSIFIED FINANCIAL SERVICES, NETHERLANDS
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                2.2%
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------

4. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, building products, commercial services and supplies, electrical equipment, industrial conglomerates, machinery, and road and rail in the SOI. The information technology sector comprises communications equipment, computers and peripherals, electronic equipment and instruments, Internet software and services, IT services, office electronics, semiconductors and semiconductor equipment, and software in the SOI. The consumer discretionary sector comprises auto components; automobiles; diversified consumer services; hotels, restaurants and leisure; household durables; Internet and catalog retail; leisure equipment and products; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI.

5. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, real estate investment trusts and thrifts and mortgage finance in the SOI.


                                                               Annual Report | 5

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 10/31/07

--------------------------------------------------------------------------------
                                                                     NET EQUITY
                                                  LONG %   SHORT %   EXPOSURE %
--------------------------------------------------------------------------------
Commercial Banks                                    9.5%      0.0%      9.5%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                         8.2%     -0.1%      8.1%
--------------------------------------------------------------------------------
Software                                            7.9%     -0.1%      7.8%
--------------------------------------------------------------------------------
Media                                               6.8%     -0.2%      6.6%
--------------------------------------------------------------------------------
Pharmaceuticals                                     5.5%      0.0%      5.5%
--------------------------------------------------------------------------------
Diversified Telecommunication Services              4.5%      0.0%      4.5%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment            3.8%     -0.1%      3.7%
--------------------------------------------------------------------------------
Insurance                                           5.8%     -2.5%      3.3%
--------------------------------------------------------------------------------
Energy Equipment & Services                         3.2%      0.0%      3.2%
--------------------------------------------------------------------------------
Commercial Services & Supplies                      3.0%      0.0%      3.0%
--------------------------------------------------------------------------------
Industrial Conglomerates                            2.5%      0.0%      2.5%
--------------------------------------------------------------------------------
Diversified Consumer Services                       2.4%      0.0%      2.4%
--------------------------------------------------------------------------------
Communications Equipment                            2.4%     -0.1%      2.3%
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                  1.8%      0.0%      1.8%
--------------------------------------------------------------------------------
Food & Staples Retailing                            1.7%      0.0%      1.7%
--------------------------------------------------------------------------------
Automobiles                                         1.5%      0.0%      1.5%
--------------------------------------------------------------------------------
Office Electronics                                  1.4%      0.0%      1.4%
--------------------------------------------------------------------------------
Specialty Retail                                    2.3%     -1.1%      1.2%
--------------------------------------------------------------------------------
Wireless Telecommunication Services                 1.2%      0.0%      1.2%
--------------------------------------------------------------------------------
Aerospace & Defense                                 2.8%     -1.7%      1.1%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                    1.3%     -0.2%      1.1%
--------------------------------------------------------------------------------
Leisure Equipment & Products                        1.0%      0.0%      1.0%
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                    0.8%      0.0%      0.8%
--------------------------------------------------------------------------------
Household Durables                                  0.7%      0.0%      0.7%
--------------------------------------------------------------------------------
Computers & Peripherals                             0.6%      0.0%      0.6%
--------------------------------------------------------------------------------
Food Products                                       0.3%      0.0%      0.3%
--------------------------------------------------------------------------------
Air Freight & Logistics                             0.2%      0.0%      0.2%
--------------------------------------------------------------------------------
Auto Components                                     0.5%     -0.3%      0.2%
--------------------------------------------------------------------------------
Electrical Equipment                                0.3%     -0.1%      0.2%
--------------------------------------------------------------------------------
Real Estate Investment Trusts                       0.2%      0.0%      0.2%
--------------------------------------------------------------------------------
Electric Utilities                                  0.1%      0.0%      0.1%
--------------------------------------------------------------------------------
Multi-Utilities                                     0.1%      0.0%      0.1%
--------------------------------------------------------------------------------
Beverages                                           0.4%     -0.4%      0.0%
--------------------------------------------------------------------------------
Road & Rail                                         0.1%     -0.1%      0.0%
--------------------------------------------------------------------------------
Internet & Catalog Retail                           0.0%     -0.1%     -0.1%
--------------------------------------------------------------------------------
Machinery                                           0.0%     -0.2%     -0.2%
--------------------------------------------------------------------------------
Capital Markets                                     2.0%     -2.8%     -0.8%
--------------------------------------------------------------------------------
IT Services                                         1.0%     -1.9%     -0.9%
--------------------------------------------------------------------------------
Building Products                                   0.0%     -1.1%     -1.1%
--------------------------------------------------------------------------------
Multiline Retail                                    0.2%     -2.4%     -2.2%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                       2.1%     -4.4%     -2.3%
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                          0.0%     -2.4%     -2.4%
--------------------------------------------------------------------------------
Construction Materials                              0.0%     -2.8%     -2.8%
--------------------------------------------------------------------------------
Airlines                                            0.0%     -3.9%     -3.9%
--------------------------------------------------------------------------------
Diversified Financial Services                      2.2%    -10.2%     -8.0%
--------------------------------------------------------------------------------
TOTAL                                              92.3%    -39.2%     53.1%
--------------------------------------------------------------------------------


6 | Annual Report

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 10/31/07

--------------------------------------------------------------------------------
                                                                     NET EQUITY
REGION                                            LONG %   SHORT %   EXPOSURE %
--------------------------------------------------------------------------------
Europe                                             42.5%     -8.9%     33.6%
--------------------------------------------------------------------------------
North America                                      32.6%    -20.3%     12.3%
--------------------------------------------------------------------------------
Asia                                               14.9%     -6.8%      8.1%
--------------------------------------------------------------------------------
Middle East & Africa                                2.1%      0.0%      2.1%
--------------------------------------------------------------------------------
Australia & New Zealand                             0.0%     -0.4%     -0.4%
--------------------------------------------------------------------------------
Latin America                                       0.2%     -2.8%     -2.6%
--------------------------------------------------------------------------------
Short-Term Investments & Other Net Assets          46.9%      0.0%     46.9%
--------------------------------------------------------------------------------

In the industrials sector, the Fund's long position in Siemens, a Germany-based industrial conglomerate, benefited returns. The company's shares posted their steepest climb in recent years following an analyst upgrade and a stock price target increase. The analyst cited potential benefits from strong operational performance as well as expected major portfolio reorganization in the near future. Also during the period, Peter Loescher was appointed the new CEO of Siemens. Loescher mentioned in a press release that he will focus on raising the company's stock price and the possible disposal of more assets. Analysts expect that new management will continue the existing restructuring program begun by former CEO Kleinfeld and maintain the effort to streamline the organization.

Within information technology, the Fund's long exposure to D-Link, a small-cap Taiwanese communication equipment company, contributed to performance. During the period, company results confirmed it has been competing well and is poised to gain from a pending upgrade cycle in wireless access equipment. D-Link was the first to receive certification from the Wi-Fi Alliance(R) for its products. Additionally, the company had a strong balance sheet.

In the consumer discretionary sector, the Fund's long position in Apollo Group, a U.S.-based educational services company, benefited returns during the period. The company's share price soared after the company posted third quarter results that surpassed analysts' expectations and management announced a share repurchase program of as much as $500 million of its own stock. Additionally shares rose on news that the company formed a $1 billion joint venture with Carlyle Group, a private equity group, to invest in educational services worldwide.


                                                               Annual Report | 7

It is also important to remember the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended October 31, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's significant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

In the financials sector, the Fund's short exposure to The Goldman Sachs Group, a U.S.-based investment banking and brokerage firm, negatively impacted returns as company shares surged after the Federal Reserve Board lowered its key interest rate 50 basis points (100 basis points equal one percentage point) to 4.75% in September. Additionally, Goldman's shares climbed on news that it was the only Wall Street firm to report increased profits during the worst credit market in almost a decade. The gain was attributed to bets against mortgages, which led to record fixed income trading revenue.

Within the industrials sector, the Fund's short exposure to A.P. Moller - Maersk, a Danish marine company, detracted from returns for the period as company shares rose to their highest level in nearly two years following an analyst upgrade and increased stock price target. The analyst cited freight rates rising faster than expectations.

In the consumer discretionary sector, a long position in U.S.-based retailer Liz Claiborne hampered performance as the company's shares suffered the biggest decline in nine years after the announcement of disappointing first quarter results and management's forecast of an unexpected decline in annual profit. The retailer attributed its quarterly results to a decline in sales to department store chains, which demanded lower prices and sold more of their own brands.


8 | Annual Report

Thank you for your continued participation in Templeton Global Long-Short Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ Dale A. Winner

                   Dale A. Winner, CFA
                   Portfolio Manager
                   Templeton Global Long-Short Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 9

Performance Summary as of 10/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: TLSAX)                          CHANGE   10/31/07   10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.49     $14.48     $12.99
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.1848
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.1236
--------------------------------------------------------------------------------
   TOTAL                              $0.3084
--------------------------------------------------------------------------------
CLASS B (SYMBOL: TLSBX)                          CHANGE   10/31/07   10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.47     $14.22     $12.75
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.0815
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.1236
--------------------------------------------------------------------------------
   TOTAL                              $0.2051
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE   10/31/07   10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.50     $14.50     $13.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2146
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.1236
--------------------------------------------------------------------------------
   TOTAL                              $0.3382
--------------------------------------------------------------------------------


10 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; ADVISOR
CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------
CLASS A                                                1-YEAR     5-YEAR     INCEPTION (7/31/01)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +13.99%    +49.13%          +51.66%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                           +7.46%     +7.05%           +5.88%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                         $10,746    $14,056          $14,294
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 5                      +4.37%     +6.19%           +5.26%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          1.63%
-------------------------------------------------------------------------------------------------
CLASS B                                                1-YEAR     5-YEAR     INCEPTION (7/31/01)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +13.29%    +44.05%          +45.49%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                           +9.29%     +7.27%           +6.18%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                         $10,929    $14,205          $14,549
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 5                      +5.95%     +6.42%           +5.58%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          2.35%
-------------------------------------------------------------------------------------------------
ADVISOR CLASS 7                                        1-YEAR     5-YEAR     INCEPTION (7/31/01)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +14.41%    +50.70%          +53.26%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                          +14.41%     +8.55%           +7.07%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                         $11,441    $15,070          $15,326
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 5                     +11.12%     +7.69%           +6.46%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          1.35%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 11

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS A                                                                10/31/07
--------------------------------------------------------------------------------
1-Year                                                                   +7.46%
--------------------------------------------------------------------------------
5-Year                                                                   +7.05%
--------------------------------------------------------------------------------
Since Inception (7/31/01)                                                +5.88%
--------------------------------------------------------------------------------

CLASS A (7/31/01-10/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Templeton Global
   Date       Long-Short Fund     MSCI World Index 8
----------------------------------------------------
 7/31/2001        $ 9,425               $10,000
 8/31/2001        $ 9,397               $ 9,522
 9/30/2001        $ 9,604               $ 8,684
10/31/2001        $ 9,557               $ 8,851
11/30/2001        $ 9,623               $ 9,376
12/31/2001        $ 9,595               $ 9,436
 1/31/2002        $ 9,538               $ 9,152
 2/28/2002        $ 9,566               $ 9,074
 3/31/2002        $10,038               $ 9,477
 4/30/2002        $10,179               $ 9,158
 5/31/2002        $10,245               $ 9,180
 6/30/2002        $ 9,906               $ 8,625
 7/31/2002        $ 9,632               $ 7,899
 8/31/2002        $ 9,661               $ 7,915
 9/30/2002        $ 9,576               $ 7,046
10/31/2002        $ 9,585               $ 7,568
11/30/2002        $ 9,661               $ 7,977
12/31/2002        $ 9,482               $ 7,592
 1/31/2003        $ 9,255               $ 7,363
 2/28/2003        $ 9,199               $ 7,237
 3/31/2003        $ 9,057               $ 7,217
 4/30/2003        $ 8,982               $ 7,862
 5/31/2003        $ 9,180               $ 8,315
 6/30/2003        $ 9,293               $ 8,462
 7/31/2003        $ 9,510               $ 8,635
 8/31/2003        $ 9,680               $ 8,824
 9/30/2003        $ 9,661               $ 8,880
10/31/2003        $10,085               $ 9,409
11/30/2003        $10,104               $ 9,554
12/31/2003        $10,490               $10,156
 1/31/2004        $10,613               $10,321
 2/29/2004        $10,763               $10,498
 3/31/2004        $10,792               $10,432
 4/30/2004        $10,537               $10,224
 5/31/2004        $10,518               $10,324
 6/30/2004        $10,509               $10,541
 7/31/2004        $10,254               $10,199
 8/31/2004        $10,273               $10,248
 9/30/2004        $10,481               $10,445
10/31/2004        $10,566               $10,704
11/30/2004        $10,886               $11,271
12/31/2004        $10,977               $11,704
 1/31/2005        $10,844               $11,443
 2/28/2005        $11,082               $11,811
 3/31/2005        $10,987               $11,587
 4/30/2005        $10,749               $11,342
 5/31/2005        $10,720               $11,552
 6/30/2005        $10,815               $11,657
 7/31/2005        $11,053               $12,067
 8/31/2005        $11,044               $12,163
 9/30/2005        $11,148               $12,483
10/31/2005        $10,815               $12,183
11/30/2005        $10,987               $12,595
12/31/2005        $11,342               $12,877
 1/31/2006        $11,738               $13,455
 2/28/2006        $11,747               $13,440
 3/31/2006        $11,979               $13,742
 4/30/2006        $12,326               $14,167
 5/31/2006        $12,220               $13,695
 6/30/2006        $12,046               $13,697
 7/31/2006        $12,104               $13,786
 8/31/2006        $12,297               $14,150
 9/30/2006        $12,394               $14,323
10/31/2006        $12,538               $14,852
11/30/2006        $12,760               $15,223
12/31/2006        $12,970               $15,537
 1/31/2007        $13,049               $15,723
 2/28/2007        $12,911               $15,648
 3/31/2007        $13,099               $15,941
 4/30/2007        $13,553               $16,654
 5/31/2007        $13,730               $17,137
 6/30/2007        $13,839               $17,010
 7/31/2007        $13,711               $16,637
 8/31/2007        $13,375               $16,632
 9/30/2007        $13,721               $17,428
10/31/2007        $14,294               $17,967

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS B                                                                10/31/07
--------------------------------------------------------------------------------
1-Year                                                                   +9.29%
--------------------------------------------------------------------------------
5-Year                                                                   +7.27%
--------------------------------------------------------------------------------
Since Inception (7/31/01)                                                +6.18%
--------------------------------------------------------------------------------

CLASS B (7/31/01-10/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Templeton Global
   Date       Long-Short Fund     MSCI World Index 8
----------------------------------------------------
 7/31/2001        $10,000               $10,000
 8/31/2001        $ 9,970               $ 9,522
 9/30/2001        $10,190               $ 8,684
10/31/2001        $10,140               $ 8,851
11/30/2001        $10,210               $ 9,376
12/31/2001        $10,170               $ 9,436
 1/31/2002        $10,100               $ 9,152
 2/28/2002        $10,130               $ 9,074
 3/31/2002        $10,620               $ 9,477
 4/30/2002        $10,770               $ 9,158
 5/31/2002        $10,830               $ 9,180
 6/30/2002        $10,460               $ 8,625
 7/31/2002        $10,170               $ 7,899
 8/31/2002        $10,200               $ 7,915
 9/30/2002        $10,090               $ 7,046
10/31/2002        $10,100               $ 7,568
11/30/2002        $10,180               $ 7,977
12/31/2002        $ 9,980               $ 7,592
 1/31/2003        $ 9,740               $ 7,363
 2/28/2003        $ 9,680               $ 7,237
 3/31/2003        $ 9,510               $ 7,217
 4/30/2003        $ 9,430               $ 7,862
 5/31/2003        $ 9,630               $ 8,315
 6/30/2003        $ 9,740               $ 8,462
 7/31/2003        $ 9,970               $ 8,635
 8/31/2003        $10,140               $ 8,824
 9/30/2003        $10,110               $ 8,880
10/31/2003        $10,560               $ 9,409
11/30/2003        $10,570               $ 9,554
12/31/2003        $10,970               $10,156
 1/31/2004        $11,080               $10,321
 2/29/2004        $11,240               $10,498
 3/31/2004        $11,260               $10,432
 4/30/2004        $10,980               $10,224
 5/31/2004        $10,970               $10,324
 6/30/2004        $10,950               $10,541
 7/31/2004        $10,670               $10,199
 8/31/2004        $10,690               $10,248
 9/30/2004        $10,900               $10,445
10/31/2004        $10,980               $10,704
11/30/2004        $11,310               $11,271
12/31/2004        $11,393               $11,704
 1/31/2005        $11,253               $11,443
 2/28/2005        $11,493               $11,811
 3/31/2005        $11,393               $11,587
 4/30/2005        $11,143               $11,342
 5/31/2005        $11,103               $11,552
 6/30/2005        $11,193               $11,657
 7/31/2005        $11,433               $12,067
 8/31/2005        $11,413               $12,163
 9/30/2005        $11,524               $12,483
10/31/2005        $11,173               $12,183
11/30/2005        $11,333               $12,595
12/31/2005        $11,694               $12,877
 1/31/2006        $12,097               $13,455
 2/28/2006        $12,097               $13,440
 3/31/2006        $12,329               $13,742
 4/30/2006        $12,681               $14,167
 5/31/2006        $12,561               $13,695
 6/30/2006        $12,369               $13,697
 7/31/2006        $12,430               $13,786
 8/31/2006        $12,621               $14,150
 9/30/2006        $12,712               $14,323
10/31/2006        $12,843               $14,852
11/30/2006        $13,074               $15,223
12/31/2006        $13,281               $15,537
 1/31/2007        $13,352               $15,723
 2/28/2007        $13,209               $15,648
 3/31/2007        $13,393               $15,941
 4/30/2007        $13,843               $16,654
 5/31/2007        $14,017               $17,137
 6/30/2007        $14,120               $17,010
 7/31/2007        $13,987               $16,637
 8/31/2007        $13,628               $16,632
 9/30/2007        $13,976               $17,428
10/31/2007        $14,549               $17,967


12 | Annual Report

ADVISOR CLASS (7/31/01-10/31/07) 7

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Templeton Global
   Date       Long-short Fund     MSCI World Index 8
----------------------------------------------------
 7/31/2001        $10,000               $10,000
 8/31/2001        $ 9,970               $ 9,522
 9/30/2001        $10,190               $ 8,684
10/31/2001        $10,140               $ 8,851
11/30/2001        $10,210               $ 9,376
12/31/2001        $10,180               $ 9,436
 1/31/2002        $10,120               $ 9,152
 2/28/2002        $10,150               $ 9,074
 3/31/2002        $10,650               $ 9,477
 4/30/2002        $10,800               $ 9,158
 5/31/2002        $10,870               $ 9,180
 6/30/2002        $10,510               $ 8,625
 7/31/2002        $10,220               $ 7,899
 8/31/2002        $10,250               $ 7,915
 9/30/2002        $10,160               $ 7,046
10/31/2002        $10,170               $ 7,568
11/30/2002        $10,250               $ 7,977
12/31/2002        $10,060               $ 7,592
 1/31/2003        $ 9,820               $ 7,363
 2/28/2003        $ 9,760               $ 7,237
 3/31/2003        $ 9,610               $ 7,217
 4/30/2003        $ 9,530               $ 7,862
 5/31/2003        $ 9,740               $ 8,315
 6/30/2003        $ 9,860               $ 8,462
 7/31/2003        $10,090               $ 8,635
 8/31/2003        $10,270               $ 8,824
 9/30/2003        $10,250               $ 8,880
10/31/2003        $10,700               $ 9,409
11/30/2003        $10,720               $ 9,554
12/31/2003        $11,130               $10,156
 1/31/2004        $11,260               $10,321
 2/29/2004        $11,420               $10,498
 3/31/2004        $11,450               $10,432
 4/30/2004        $11,180               $10,224
 5/31/2004        $11,160               $10,324
 6/30/2004        $11,150               $10,541
 7/31/2004        $10,880               $10,199
 8/31/2004        $10,900               $10,248
 9/30/2004        $11,120               $10,445
10/31/2004        $11,220               $10,704
11/30/2004        $11,570               $11,271
12/31/2004        $11,661               $11,704
 1/31/2005        $11,529               $11,443
 2/28/2005        $11,772               $11,811
 3/31/2005        $11,691               $11,587
 4/30/2005        $11,438               $11,342
 5/31/2005        $11,407               $11,552
 6/30/2005        $11,509               $11,657
 7/31/2005        $11,772               $12,067
 8/31/2005        $11,772               $12,163
 9/30/2005        $11,884               $12,483
10/31/2005        $11,529               $12,183
11/30/2005        $11,712               $12,595
12/31/2005        $12,087               $12,877
 1/31/2006        $12,520               $13,455
 2/28/2006        $12,530               $13,440
 3/31/2006        $12,788               $13,742
 4/30/2006        $13,159               $14,167
 5/31/2006        $13,046               $13,695
 6/30/2006        $12,860               $13,697
 7/31/2006        $12,932               $13,786
 8/31/2006        $13,138               $14,150
 9/30/2006        $13,241               $14,323
10/31/2006        $13,396               $14,852
11/30/2006        $13,643               $15,223
12/31/2006        $13,867               $15,537
 1/31/2007        $13,963               $15,723
 2/28/2007        $13,815               $15,648
 3/31/2007        $14,026               $15,941
 4/30/2007        $14,512               $16,654
 5/31/2007        $14,703               $17,137
 6/30/2007        $14,819               $17,010
 7/31/2007        $14,692               $16,637
 8/31/2007        $14,333               $16,632
 9/30/2007        $14,713               $17,428
10/31/2007        $15,326               $17,967

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
ADVISOR CLASS 7                                                        10/31/07
--------------------------------------------------------------------------------
1-Year                                                                  +14.41%
--------------------------------------------------------------------------------
5-Year                                                                   +8.55%
--------------------------------------------------------------------------------
Since Inception (7/31/01)                                                +7.07%
--------------------------------------------------------------------------------

ENDNOTES

THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH THE FUND'S LONG-SHORT INVESTMENT STRATEGY, MARKET CONDITIONS, CURRENCY EXCHANGE RATES AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF COUNTRIES WHERE THE FUND INVESTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. IN ADDITION, HISTORICALLY, SMALL-CAP STOCKS HAVE PROVEN MORE VOLATILE THAN LARGE-CAP SECURITIES, ESPECIALLY OVER THE SHORT TERM. ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO COVER A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE; LOSSES FROM SHORT SALES MAY BE UNLIMITED. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +40.74% and +11.10%.

8. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                                                              Annual Report | 13

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


14 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 5/1/07     VALUE 10/31/07   PERIOD* 5/1/07-10/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,054.60               $12.07
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,013.46               $11.82
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,051.00               $15.30
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,010.28               $15.00
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,056.10               $10.16
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before  expenses)        $1,000          $1,015.32               $ 9.96
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.33%; B: 2.96%; and Advisor: 1.96%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                              Annual Report | 15

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL LONG-SHORT FUND

                                                            ------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
CLASS A                                                          2007          2006         2005          2004          2003
                                                            ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $   12.99     $   11.36     $  11.21     $   10.70     $   10.17
                                                            ------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b .......................        0.18          0.22         0.12          0.11         (0.05)
   Net realized and unrealized gains (losses) ...........        1.61          1.56         0.15          0.40          0.58
                                                            ------------------------------------------------------------------
Total from investment operations ........................        1.79          1.78         0.27          0.51          0.53
                                                            ------------------------------------------------------------------
Less distributions from:
   Net investment income ................................       (0.18)        (0.15)       (0.12)           --            --
   Net realized gains ...................................       (0.12)           --           --            --            --
                                                            ------------------------------------------------------------------
Total distributions .....................................       (0.30)        (0.15)       (0.12)           --            --
                                                            ------------------------------------------------------------------
Redemption fees .........................................          -- d          -- d         -- d          -- d          --
                                                            ------------------------------------------------------------------
Net asset value, end of year ............................   $   14.48     $   12.99     $  11.36     $   11.21     $   10.70
                                                            ==================================================================

Total return c ..........................................       13.99%        15.93%        2.37%         4.77%         5.21%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates .......        2.25%         1.63%        1.58%         1.52%         2.87%
Expenses net of waiver and payments by affiliates .......        2.25% e       1.63% e      1.58% e       1.33% e       2.87%
Net investment income (loss) ............................        1.30%         1.80%        1.09%         0.98%        (0.50)%
Ratios to average net assets, excluding dividend
   expense on securities sold short:
   Expenses before waiver and payments by affiliates ....        1.84%         1.36%        1.23%         1.30%         2.46%
   Expenses net of waiver and payments by affiliates ....        1.84% e       1.36% e      1.23% e       1.11% e       2.46%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 276,342     $ 141,335     $ 92,835     $ 113,850     $  93,194
Portfolio turnover rate .................................       93.83%       133.06%      111.52%       200.64%       471.22%
Portfolio turnover rate excluding short sales ...........       33.18%        66.20%       71.34%        74.62%       175.68%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

                                                            ------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
CLASS B                                                          2007          2006         2005          2004          2003
                                                            ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $   12.75     $   11.14     $  10.98     $   10.55     $   10.10
                                                            ------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b .......................        0.08          0.14         0.04          0.03         (0.12)
   Net realized and unrealized gains (losses) ...........        1.59          1.53         0.14          0.40          0.57
                                                            ------------------------------------------------------------------
Total from investment operations ........................        1.67          1.67         0.18          0.43          0.45
                                                            ------------------------------------------------------------------
Less distributions from:
   Net investment income ................................       (0.08)        (0.06)       (0.02)           --            --
   Net realized gains ...................................       (0.12)           --           --            --            --
                                                            ------------------------------------------------------------------
Total distributions .....................................       (0.20)        (0.06)       (0.02)           --            --
                                                            ------------------------------------------------------------------
Redemption fees .........................................          -- d          -- d         -- d          -- d          --
                                                            ------------------------------------------------------------------
Net asset value, end of year ............................   $   14.22     $   12.75     $  11.14     $   10.98     $   10.55
                                                            ==================================================================

Total return c ..........................................       13.29%        14.95%        1.76%         4.08%         4.55%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates .......        2.91%         2.35%        2.28%         2.19%         3.57%
Expenses net of waiver and payments by affiliates .......        2.91% e       2.35% e      2.28% e       2.00% e       3.57%
Net investment income (loss) ............................        0.64%         1.08%        0.39%         0.31%        (1.20)%
Ratios to average net assets, excluding dividend
   expense on securities sold short:
   Expenses before waiver and payments by affiliates ....        2.50%         2.08%        1.93%         1.97%         3.16%
   Expenses net of waiver and payments by affiliates ....        2.50% e       2.08% e      1.93% e       1.78% e       3.16%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $  32,184     $  34,799     $ 36,590     $  44,202     $  46,270
Portfolio turnover rate .................................       93.83%       133.06%      111.52%       200.64%       471.22%
Portfolio turnover rate excluding short sales ...........       33.18%        66.20%       71.34%        74.62%       175.68%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

                                                            ---------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                                  2007         2006         2005         2004 f
                                                            ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $ 13.00     $  11.37     $  11.22     $  10.89
                                                            ---------------------------------------------------
Income from investment operations a:
   Net investment income b ..............................      0.22         0.26         0.19         0.03
   Net realized and unrealized gains (losses) ...........      1.61         1.56         0.12         0.30
                                                            ---------------------------------------------------
Total from investment operations ........................      1.83         1.82         0.31         0.33
                                                            ---------------------------------------------------
Less distributions from:
   Net investment income ................................     (0.21)       (0.19)       (0.16)          --
   Net realized gains ...................................     (0.12)          --           --           --
                                                            ---------------------------------------------------
Total distributions .....................................     (0.33)       (0.19)       (0.16)          --
                                                            ---------------------------------------------------
Redemption fees .........................................        -- d         -- d         -- d         -- d
                                                            ---------------------------------------------------
Net asset value, end of year ............................   $ 14.50     $  13.00     $  11.37     $  11.22
                                                            ===================================================

Total return c ..........................................     14.41%       16.19%        2.75%        3.03%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates .......      1.91%        1.35%        1.28%        1.20% g
Expenses net of waiver and payments by affiliates .......      1.91% e      1.35% e      1.28% e      1.01% e,g
Net investment income ...................................      1.64%        2.08%        1.39%        1.30% g
Ratios to average net assets, excluding dividend
   expense on securities sold short:
   Expenses before waiver and payments by affiliates ....      1.50%        1.08%        0.93%        0.98% g
   Expenses net of waiver and payments by affiliates ....      1.50% e      1.08% e      0.93% e      0.79% e,g

SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 7,440     $  3,654     $  3,096     $    366
Portfolio turnover rate .................................     93.83%      133.06%      111.52%      200.64%
Portfolio turnover rate excluding short sales ...........     33.18%       66.20%       71.34%       74.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f For the period August 2, 2004 (effective date) to October 31, 2004.

g Annualized.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 92.3%
    BERMUDA 0.1%
a,b Marvell Technology Group Ltd. ......................   Semiconductors & Semiconductor Equipment          15,236   $     274,705
                                                                                                                      --------------
    BRAZIL 0.2%
  b Embraer-Empresa Brasileira de Aeronautica SA,
       ADR .............................................             Aerospace & Defense                     11,982         584,362
                                                                                                                      --------------
    FINLAND 0.2%
  b Nokia Corp., ADR ...................................           Communications Equipment                  18,047         716,827
                                                                                                                      --------------
    FRANCE 2.3%
    France Telecom SA ..................................    Diversified Telecommunication Services          197,380       7,278,134
                                                                                                                      --------------
    GERMANY 6.2%
    Bayerische Motoren Werke AG ........................                 Automobiles                         73,050       4,878,360
    Commerzbank AG .....................................               Commercial Banks                     121,330       5,152,176
  a Infineon Technologies AG ...........................   Semiconductors & Semiconductor Equipment         231,290       3,393,320
    Siemens AG .........................................           Industrial Conglomerates                  44,090       6,026,687
                                                                                                                      --------------
                                                                                                                         19,450,543
                                                                                                                      --------------
    INDIA 0.9%
    Satyam Computer Services Ltd. ......................                 IT Services                        237,780       2,897,707
                                                                                                                      --------------
    ISRAEL 2.1%
a,b Check Point Software Technologies Ltd. .............                   Software                         257,916       6,514,958
                                                                                                                      --------------
    ITALY 5.1%
    Eni SpA ............................................         Oil, Gas & Consumable Fuels                139,408       5,087,996
    Intesa Sanpaolo SpA ................................               Commercial Banks                     635,180       5,022,824
    UniCredito Italiano SpA ............................               Commercial Banks                     698,000       5,974,498
                                                                                                                      --------------
                                                                                                                         16,085,318
                                                                                                                      --------------
    JAPAN 5.3%
    FUJIFILM Holdings Corp. ............................      Electronic Equipment & Instruments             92,900       4,429,754
    Konica Minolta Holdings Ltd. .......................              Office Electronics                    254,500       4,412,848
    Olympus Corp. ......................................       Health Care Equipment & Supplies              63,000       2,594,391
    Sohgo Security Services Co. Ltd. ...................        Commercial Services & Supplies              235,400       3,895,952
    Takeda Pharmaceutical Co. Ltd. .....................               Pharmaceuticals                       23,830       1,479,239
                                                                                                                      --------------
                                                                                                                         16,812,184
                                                                                                                      --------------
    NETHERLANDS 2.2%
    ING Groep NV .......................................        Diversified Financial Services              152,440       6,852,975
                                                                                                                      --------------
    NORWAY 2.2%
  a Telenor ASA ........................................    Diversified Telecommunication Services          301,060       7,066,939
                                                                                                                      --------------
    SOUTH KOREA 5.7%
    Halla Climate Control Corp. ........................               Auto Components                      152,390       1,500,804
    Hana Financial Group Inc. ..........................               Commercial Banks                      59,691       3,002,279
    LG Electronics Inc. ................................              Household Durables                     21,720       2,264,484
    Samsung Electronics Co. Ltd. .......................   Semiconductors & Semiconductor Equipment          11,140       6,802,865
    Shinhan Financial Group Co. Ltd. ...................               Commercial Banks                      67,410       4,371,003
                                                                                                                      --------------
                                                                                                                         17,941,435
                                                                                                                      --------------
    SWITZERLAND 0.2%
    Roche Holding AG ...................................               Pharmaceuticals                        3,072         524,067
                                                                                                                      --------------


                                                              Annual Report | 19

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    TAIWAN 3.0%
  c Compal Electronics Inc., GDR, Reg S ................           Computers & Peripherals                  237,050   $   1,500,527
    D-Link Corp. .......................................           Communications Equipment               2,241,307       5,016,044
    Mega Financial Holding Co. Ltd. ....................               Commercial Banks                   4,510,000       2,937,521
                                                                                                                      --------------
                                                                                                                          9,454,092
                                                                                                                      --------------
    UNITED KINGDOM 24.1%
    BAE Systems PLC ....................................             Aerospace & Defense                    803,733       8,320,385
    BP PLC .............................................         Oil, Gas & Consumable Fuels                532,514       6,918,522
    British Sky Broadcasting Group PLC .................                    Media                           215,882       3,053,844
    Compass Group PLC ..................................        Hotels, Restaurants & Leisure               803,597       5,779,852
    G4S PLC ............................................        Commercial Services & Supplies            1,234,410       5,433,568
    GlaxoSmithKline PLC ................................               Pharmaceuticals                      195,569       5,032,954
    Invesco PLC ........................................               Capital Markets                      411,920       6,315,056
    Kingfisher PLC .....................................               Specialty Retail                   1,196,760       4,908,360
    Pearson PLC ........................................                    Media                           438,393       7,267,693
    Royal Bank of Scotland Group PLC ...................               Commercial Banks                     301,989       3,242,379
    Royal Dutch Shell PLC, B ...........................         Oil, Gas & Consumable Fuels                128,119       5,579,559
    Vodafone Group PLC .................................     Wireless Telecommunication Services            868,250       3,411,213
    William Morrison Supermarkets PLC ..................           Food & Staples Retailing                 880,594       5,413,807
    Yell Group PLC .....................................                    Media                           581,730       5,502,185
                                                                                                                      --------------
                                                                                                                         76,179,377
                                                                                                                      --------------
    UNITED STATES 32.5%
  b 3M Co. .............................................           Industrial Conglomerates                   4,671         403,388
a,b Activision Inc. ....................................                   Software                          21,369         505,377
  b Advance Auto Parts Inc. ............................               Specialty Retail                       8,840         301,621
  b American International Group Inc. ..................                  Insurance                          97,160       6,132,739
  b Aon Corp. ..........................................                  Insurance                         130,670       5,921,964
a,b Apollo Group Inc., A ...............................        Diversified Consumer Services                94,970       7,527,322
a,b Arris Group Inc. ...................................           Communications Equipment                  24,696         284,004
  b Best Buy Co. Inc. ..................................               Specialty Retail                       9,419         457,010
a,b Bristow Group Inc. .................................         Energy Equipment & Services                112,940       5,634,577
  b Bunge Ltd. .........................................                Food Products                         7,939         914,493
  b C.H. Robinson Worldwide Inc. .......................           Air Freight & Logistics                    5,573         278,204
  b CapitalSource Inc. .................................        Real Estate Investment Trusts                29,176         531,587
  b Carnival Corp. .....................................        Hotels, Restaurants & Leisure                11,436         548,699
  b Chesapeake Energy Corp. ............................         Oil, Gas & Consumable Fuels                 16,935         668,594
  b Covidien Ltd. ......................................       Health Care Equipment & Supplies              35,750       1,487,200
a,b Crocs Inc. .........................................       Textiles, Apparel & Luxury Goods              17,628       1,317,693
  b El Paso Corp. ......................................         Oil, Gas & Consumable Fuels                370,260       6,538,792
a,b EuroBancshares Inc. ................................               Commercial Banks                      18,568         116,050
  b FedEx Corp. ........................................           Air Freight & Logistics                    3,649         377,088
  b FirstEnergy Corp. ..................................              Electric Utilities                      4,868         339,300
a,b FormFactor Inc. ....................................   Semiconductors & Semiconductor Equipment          15,800         617,938
a,b Hansen Natural Corp. ...............................                  Beverages                          12,323         837,964
  b Harris Corp. .......................................           Communications Equipment                  15,878         961,572
a,b Helix Energy Solutions Group Inc. ..................         Oil, Gas & Consumable Fuels                 13,159         608,604
  b J.B. Hunt Transport Services Inc. ..................                 Road & Rail                          9,392         260,346


20 | Annual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED STATES (CONTINUED)
  b IBERIABANK Corp. ...................................               Commercial Banks                       4,243   $     210,326
a,b ION Geophysical Corp. ..............................         Energy Equipment & Services                286,660       4,342,899
a,b Leap Wireless International Inc. ...................     Wireless Telecommunication Services              3,800         270,978
a,b Leapfrog Enterprises Inc. ..........................         Leisure Equipment & Products               432,360       3,238,376
  b Lowe's Cos. Inc. ...................................               Specialty Retail                      13,768         370,222
a,b The Medicines Co. ..................................               Pharmaceuticals                        3,043          58,273
  b The Men's Wearhouse Inc. ...........................               Specialty Retail                      15,927         673,075
  b Merck & Co. Inc. ...................................               Pharmaceuticals                       81,410       4,742,947
a,b Microsemi Corp. ....................................   Semiconductors & Semiconductor Equipment          17,162         456,681
  b Microsoft Corp. ....................................                   Software                         251,280       9,249,617
a,b Network Appliance Inc. .............................           Computers & Peripherals                    9,948         313,263
  b News Corp., A ......................................                    Media                           263,500       5,710,045
a,b Oracle Corp. .......................................                   Software                         370,960       8,224,183
  b Paychex Inc. .......................................                 IT Services                          8,450         353,041
  b Peabody Energy Corp. ...............................         Oil, Gas & Consumable Fuels                  8,574         447,520
a,b Penwest Pharmaceuticals Co. ........................               Pharmaceuticals                        2,536          21,023
  b PepsiCo Inc. .......................................                  Beverages                           5,440         401,037
  b Pfizer Inc. ........................................               Pharmaceuticals                      197,130       4,851,369
  b Phillips-Van Heusen Corp. ..........................       Textiles, Apparel & Luxury Goods              12,349         590,282
a,b Power Integrations Inc. ............................   Semiconductors & Semiconductor Equipment          10,321         335,742
  b Progressive Corp. ..................................                  Insurance                         113,300       2,096,050
  b Public Service Enterprise Group Inc. ...............               Multi-Utilities                        4,709         450,180
a,b Quest Software Inc. ................................                   Software                          26,346         458,420
  b R&G Financial Corp., B .............................               Commercial Banks                      21,255          31,245
  b Schering-Plough Corp. ..............................               Pharmaceuticals                       18,393         561,354
a,b Scientific Games Corp., A ..........................        Hotels, Restaurants & Leisure                11,836         427,871
a,b SunPower Corp., A ..................................             Electrical Equipment                     7,873         995,620
  b Target Corp. .......................................               Multiline Retail                      11,015         675,880
  b Torchmark Corp. ....................................                  Insurance                          64,750       4,219,110
  b Tyco Electronics Ltd. ..............................      Electronic Equipment & Instruments             35,750       1,275,202
  b Tyco International Ltd. ............................           Industrial Conglomerates                  35,750       1,471,827
  b VF Corp. ...........................................       Textiles, Apparel & Luxury Goods               5,708         497,338
a,b ViaSat Inc. ........................................           Communications Equipment                  18,917         576,969
a,b Zumiez Inc. ........................................               Specialty Retail                      15,902         665,658
                                                                                                                      --------------
                                                                                                                        102,835,749
                                                                                                                      --------------
    TOTAL COMMON STOCKS
      (COST $223,912,190) ..............................                                                                291,469,372
                                                                                                                      --------------

                                                                                                      -------------
                                                                                                        PRINCIPAL
                                                                                                          AMOUNT
                                                                                                      -------------
    SHORT TERM INVESTMENTS 15.2%
    TIME DEPOSITS 15.2%
    UNITED STATES 15.2%
    Deutsche Bank AG, 4.80%, 11/01/07 ..................                                              $  40,000,000      40,000,000
    Royal Bank Of Scotland Group PLC, 4.81%,
      11/01/07 .........................................                                                  8,150,000       8,150,000
                                                                                                                      --------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $48,150,000) ...............................                                                                 48,150,000
                                                                                                                      --------------


                                                              Annual Report | 21

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS
      (COST $272,062,190) 107.5% .......................                                                              $ 339,619,372
    SECURITIES SOLD SHORT (39.2)% ......................                                                               (123,963,023)
    OTHER ASSETS, LESS LIABILITIES 31.7% ...............                                                                100,309,306
                                                                                                                      --------------
    NET ASSETS 100.0% ..................................                                                              $ 315,965,655
                                                                                                                      ==============
  d SECURITIES SOLD SHORT 39.2%
    AUSTRALIA 0.4%
    Foster's Group Ltd. ................................                  Beverages                         209,998       1,246,123
                                                                                                                      --------------
    FRANCE 2.1%
    Air France-KLM .....................................                   Airlines                         186,440       7,085,352
                                                                                                                      --------------
    GERMANY 2.5%
    iShares MSCI Germany Index Fund ....................        Diversified Financial Services              222,008       8,054,450
                                                                                                                      --------------
    HONG KONG 1.7%
    Cathay Pacific Airways Ltd. ........................                   Airlines                       1,776,000       5,259,014
                                                                                                                      --------------
    INDIA 1.9%
    Infosys Technologies Ltd., ADR .....................                 IT Services                        118,450       6,033,843
                                                                                                                      --------------
    JAPAN 3.2%
    iShares MSCI Japan Index Fund ......................        Diversified Financial Services              460,492       6,612,665
    Toto Ltd. ..........................................              Building Products                     471,000       3,393,307
                                                                                                                      --------------
                                                                                                                         10,005,972
                                                                                                                      --------------
    MEXICO 2.8%
    Cemex SAB de CV, CPO, ADR ..........................            Construction Materials                  284,160       8,715,187
                                                                                                                      --------------
    SWEDEN 1.0%
    Hennes & Mauritz AB, B .............................               Specialty Retail                      46,700       3,108,924
                                                                                                                      --------------
    UNITED KINGDOM 3.3%
    iShares MSCI United Kingdom Index Fund .............        Diversified Financial Services              381,730      10,417,412
                                                                                                                      --------------
    UNITED STATES 20.3%
    American Axle & Manufacturing Holdings Inc. ........               Auto Components                        9,816         269,548
    Avici Systems Inc. .................................           Communications Equipment                  44,380         367,023
  a Big Lots Inc. ......................................               Multiline Retail                      13,527         324,377
    Brinker International Inc. .........................        Hotels, Restaurants & Leisure               229,920       5,837,669
  a Cabela's Inc., A ...................................               Specialty Retail                      26,433         515,972
    Chubb Corp. ........................................                  Insurance                         150,410       8,024,374
    Countrywide Financial Corp. ........................          Thrifts & Mortgage Finance                161,760       2,510,515
  a Covenant Transportation Group Inc., A ..............                 Road & Rail                         26,587         201,529
    Dillard's Inc., A ..................................               Multiline Retail                      23,111         532,246
  a DJO Inc. ...........................................       Health Care Equipment & Supplies              12,328         615,784
  a Evergreen Solar Inc. ...............................             Electrical Equipment                    14,664         169,516
    FTD Group Inc. .....................................          Internet & Catalog Retail                  21,058         295,865
    The Goldman Sachs Group Inc. .......................               Capital Markets                       36,320       9,004,454
  a Kohl's Corp. .......................................               Multiline Retail                     120,530       6,625,534
    Lockheed Martin Corp. ..............................             Aerospace & Defense                     25,880       2,847,835
  a Napster Inc. .......................................                   Software                         103,134         335,186
    Northrop Grumman Corp. .............................             Aerospace & Defense                     29,210       2,442,540
  a Novellus Systems Inc. ..............................   Semiconductors & Semiconductor Equipment          12,893         366,290


22 | Annual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  d SECURITIES SOLD SHORT 39.2% (CONTINUED)
    UNITED STATES (CONTINUED)
    Robbins & Myers Inc. ...............................                  Machinery                           7,891   $     570,519
  a SAIA Inc. ..........................................                 Road & Rail                         13,045         183,804
  a Sirius Satellite Radio Inc. ........................                    Media                           199,560         670,522
    SPDR Trust Series 1 ................................        Diversified Financial Services               46,395       7,174,987
  a Starbucks Corp. ....................................        Hotels, Restaurants & Leisure               302,540       8,071,767
    Superior Industries International Inc. .............               Auto Components                       31,902         644,739
    Washington Mutual Inc. .............................          Thrifts & Mortgage Finance                181,180       5,051,298
  a Whiting Petroleum Corp. ............................         Oil, Gas & Consumable Fuels                  7,082         382,853
                                                                                                                      --------------
                                                                                                                         64,036,746
                                                                                                                      --------------
    TOTAL SECURITIES SOLD SHORT
      (PROCEEDS $120,180,031) ..........................                                                              $ 123,963,023
                                                                                                                      --------------

SELECTED PORTFOLIO ABBREVIATIONS

ADR  -  American Depository Receipt
CPO  -  Certificates of Ordinary Participation
GDR  -  Global Depository Receipt
SPDR -  S&P Depository Receipt

a Non-income producing for the twelve months ended October 31, 2007.

b Security or a portion of the security has been pledged as collateral for securities sold short. At October 31, 2007, the value of securities pledged amounted to $110,926,601.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the value of this security was $1,500,527, representing 0.47% of net assets.

d See Note 1(e) regarding securities sold short.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton International Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

                                                                                                                   -----------------
                                                                                                                   TEMPLETON GLOBAL
                                                                                                                    LONG-SHORT FUND
                                                                                                                   -----------------
Assets:
   Investments in securities:
     Cost ......................................................................................................   $    272,062,190
                                                                                                                   =================
     Value .....................................................................................................   $    339,619,372
   Cash ........................................................................................................                116
   Cash on deposit with brokers for securities sold short ......................................................         99,928,818
   Foreign currency, at value (cost $46,341) ...................................................................             52,932
   Receivables:
     Capital shares sold .......................................................................................          1,128,206
     Dividends and interest ....................................................................................            721,930
   Other assets ................................................................................................             11,100
                                                                                                                   -----------------
       Total assets ............................................................................................        441,462,474
                                                                                                                   -----------------
Liabilities:
   Payables:
     Capital shares redeemed ...................................................................................            962,468
     Affiliates ................................................................................................            325,568
   Securities sold short, at value (proceeds $120,180,031) .....................................................        123,963,023
   Accrued expenses and other liabilities ......................................................................            245,760
                                                                                                                   -----------------
       Total liabilities .......................................................................................        125,496,819
                                                                                                                   -----------------
         Net assets, at value ..................................................................................   $    315,965,655
                                                                                                                   =================
Net assets consist of:
   Paid-in capital .............................................................................................   $    312,092,740
   Undistributed net investment income .........................................................................          2,661,126
   Net unrealized appreciation (depreciation) ..................................................................         63,806,178
   Accumulated net realized gain (loss) ........................................................................        (62,594,389)
                                                                                                                   -----------------
         Net assets, at value ..................................................................................   $    315,965,655
                                                                                                                   =================
CLASS A:
   Net assets, at value ........................................................................................   $    276,341,506
                                                                                                                   =================
   Shares outstanding ..........................................................................................         19,090,820
                                                                                                                   =================
   Net asset value per share a .................................................................................   $          14.48
                                                                                                                   =================
   Maximum offering price per share (net asset value per share / 94.25%) .......................................   $          15.36
                                                                                                                   =================
CLASS B:
   Net assets, at value ........................................................................................   $     32,184,428
                                                                                                                   =================
   Shares outstanding ..........................................................................................          2,263,538
                                                                                                                   =================
   Net asset value and maximum offering price per share a ......................................................   $          14.22
                                                                                                                   =================
ADVISOR CLASS:
   Net assets, at value ........................................................................................   $      7,439,721
                                                                                                                   =================
   Shares outstanding ..........................................................................................            513,149
                                                                                                                   =================
   Net asset value and maximum offering price per share a ......................................................   $          14.50
                                                                                                                   =================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the year ended October 31, 2007

                                                                                                                   -----------------
                                                                                                                   TEMPLETON GLOBAL
                                                                                                                    LONG-SHORT FUND
                                                                                                                   -----------------
Investment income:
   Dividends (net of foreign taxes of $311,012) ................................................................   $      4,171,335
   Interest (net of foreign taxes of $135) .....................................................................          3,998,826
                                                                                                                   -----------------
       Total investment income .................................................................................          8,170,161
                                                                                                                   -----------------
Expenses:
   Management fees (Note 3a) ...................................................................................          1,539,569
   Administrative fees (Note 3b) ...............................................................................            460,557
   Interest Expense ............................................................................................            823,684
   Distribution fees: (Note 3c)
     Class A ...................................................................................................            649,908
     Class B ...................................................................................................            335,601
   Transfer agent fees (Note 3e) ...............................................................................            382,792
   Custodian fees (Note 4) .....................................................................................             49,643
   Reports to shareholders .....................................................................................             67,025
   Registration and filing fees ................................................................................             54,432
   Professional fees ...........................................................................................             40,393
   Trustees' fees and expenses .................................................................................             18,523
   Dividends for securities sold short .........................................................................            948,991
   Other .......................................................................................................             13,838
                                                                                                                   -----------------
       Total expenses ..........................................................................................          5,384,956
       Expense reductions (Note 4) .............................................................................             (3,915)
                                                                                                                   -----------------
         Net expenses ..........................................................................................          5,381,041
                                                                                                                   -----------------
           Net investment income ...............................................................................          2,789,120
                                                                                                                   -----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
     Investments ...............................................................................................          4,241,651
     Written options (Note 6) ..................................................................................             90,661
     Foreign currency transactions .............................................................................           (102,569)
     Securities sold short .....................................................................................         (4,107,569)
                                                                                                                   -----------------
         Net realized gain (loss) ..............................................................................            122,174
                                                                                                                   -----------------
   Net change in unrealized appreciation (depreciation) on:
     Investments ...............................................................................................         28,192,679
     Translation of assets and liabilities denominated in foreign currencies ...................................             99,815
   Change in deferred taxes on unrealized appreciation (depreciation) ..........................................            100,265
                                                                                                                   -----------------
         Net change in unrealized appreciation (depreciation) ..................................................         28,392,759
                                                                                                                   -----------------
Net realized and unrealized gain (loss) ........................................................................         28,514,933
                                                                                                                   -----------------
Net increase (decrease) in net assets resulting from operations ................................................   $     31,304,053
                                                                                                                   =================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   ---------------------------------
                                                                                                   TEMPLETON GLOBAL LONG-SHORT FUND
                                                                                                   ---------------------------------
                                                                                                         YEAR ENDED OCTOBER 31,
                                                                                                          2007             2006
                                                                                                   ---------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income .....................................................................   $       2,789,120   $  2,416,949
     Net realized gain (loss) from investments, written options, foreign currency
       transactions, and securities sold short .................................................             122,174      2,592,099
     Net change in unrealized appreciation (depreciation) on investments, translation of
       assets and liabilities denominated in foreign currencies, and deferred taxes ............          28,392,759     15,617,753
                                                                                                   ---------------------------------
         Net increase (decrease) in net assets resulting from operations .......................          31,304,053     20,626,801
                                                                                                   ---------------------------------
   Distributions to shareholders from:
     Net investment income:
       Class A .................................................................................          (2,077,211)    (1,208,160)
       Class B .................................................................................            (216,164)      (188,841)
       Advisor Class ...........................................................................             (65,008)       (52,496)
     Net realized gains:
       Class A .................................................................................          (1,396,027)            --
       Class B .................................................................................            (327,826)            --
       Advisor Class ...........................................................................             (37,441)            --
                                                                                                   ---------------------------------
   Total distributions to shareholders .........................................................          (4,119,677)    (1,449,497)
                                                                                                   ---------------------------------

   Capital share transactions: (Note 2)
       Class A .................................................................................         111,941,660     34,618,415
       Class B .................................................................................          (6,185,645)    (6,644,926)
       Advisor Class ...........................................................................           3,229,140        114,055
                                                                                                   ---------------------------------
   Total capital share transactions ............................................................         108,985,155     28,087,544
                                                                                                   ---------------------------------

   Redemption fees .............................................................................               7,707          2,285
                                                                                                   ---------------------------------
         Net increase (decrease) in net assets .................................................         136,177,238     47,267,133
Net assets:
   Beginning of year ...........................................................................         179,788,417    132,521,284
                                                                                                   ---------------------------------
   End of year .................................................................................   $     315,965,655   $179,788,417
                                                                                                   =================================
Undistributed net investment income included in net assets:
   End of year .................................................................................   $       2,661,126   $  2,205,825
                                                                                                   ---------------------------------


26 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Global Long Short Fund
(Fund) included in this report is diversified. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class B, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                              Annual Report | 27

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


28 | Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. OPTIONS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

F. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                                                              Annual Report | 29

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. INCOME AND DEFERRED TAXES (CONTINUED)

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and dividends declared on securities sold short, are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


30 | Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                        --------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                                   2007                         2006
                                                        --------------------------------------------------------
                                                         SHARES          AMOUNT        SHARES        AMOUNT
                                                        --------------------------------------------------------
CLASS A SHARES:
   Shares sold ......................................   10,116,783   $ 137,665,930    5,378,792   $  67,498,309
   Shares issued on merger
     (Note 8) .......................................    2,056,692      27,950,445           --              --
   Shares issued in reinvestment of
     distributions ..................................      189,048       2,487,870       66,467         780,994
   Shares redeemed ..................................   (4,150,080)    (56,162,585)  (2,737,615)    (33,660,888)
                                                        --------------------------------------------------------
   Net increase (decrease) ..........................    8,212,443   $ 111,941,660    2,707,644   $  34,618,415
                                                        ========================================================
CLASS B SHARES:
   Shares sold ......................................       55,636   $     735,090       89,910   $   1,093,114
   Shares issued in reinvestment of
     distributions ..................................       30,617         398,040       12,728         147,770
   Shares redeemed ..................................     (551,927)     (7,318,775)    (656,620)     (7,885,810)
                                                        --------------------------------------------------------
   Net increase (decrease) ..........................     (465,674)  $  (6,185,645)    (553,982)  $  (6,644,926)
                                                        ========================================================
ADVISOR CLASS:
   Shares sold ......................................      333,277   $   4,582,160       47,974   $     597,948
   Shares issued in reinvestment of
     distributions ..................................        1,403          18,430          144           1,687
   Shares redeemed ..................................     (102,654)     (1,371,450)     (39,299)       (485,580)
                                                        --------------------------------------------------------
   Net increase (decrease) ..........................      232,026   $   3,229,140        8,819   $     114,055
                                                        ========================================================


                                                              Annual Report | 31

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                               Investment manager
Templeton Global Advisors Limited (TGAL)                         Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays Advisers an investment management fee comprised of a "base fee" and a "performance adjustment". The base fee is calculated at the beginning of each month using an annual rate of 1.50% of the prior month's average daily net assets. The performance adjustment is calculated at the beginning of each month based on how much the Fund's total return exceeded or lagged its benchmark, the the Morgan Stanley Capital International World Index, (the "Fund performance differential"), over the preceding twelve-month period (the performance period). A performance adjustment is applicable if the Fund performance differential exceeds 2.00%, either upwards (an increase to the base fee) or downwards (a decrease to the base fee). The performance adjustment rate is equal to 0.01% for each additional 0.05% that the Fund performance differential exceeds 2.00%. The performance adjustment amount is determined by multiplying the performance adjustment rate by the average daily net assets of the performance period. The performance adjustment rate may not exceed 1.00% annualized, either upwards or downwards. At the end of each month, an annualized investment management fee ratio is calculated (total investment management fees divided by fiscal year to date average daily net assets). In accordance with the Investment Management Agreement, the investment management fee ratio may not exceed 2.50% or fall below 0.50% for the fiscal year. For the period, the total annualized management fee rate, including the performance adjustment, was 0.67% of the average daily net assets of the Fund.

Under a subadvisory agreement, TAGL, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.


32 | Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A ........................................................   0.35%
Class B ........................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ......................................   $91,802
Contingent deferred sales charges retained ..........................   $57,610

E. TRANSFER AGENT FEES

For the year ended October 31, 2007, the Fund paid transfer agent fees of $382,792, of which $166,823 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2007, the custodian fees were reduced as noted in the Statements of Operations.


                                                              Annual Report | 33

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

5. INCOME TAXES

At October 31, 2007, the Fund had remaining tax basis capital losses of $62,507,659 from the merged Franklin U.S. Long-Short Fund, which may be carried over to offset future capital gains, subject to certain limitations under the Internal Revenue Code. During the year ended October 31, 2007, the Templeton Global Long-Short Fund utilized $14,583 of capital loss carryforwards, which included $14,583 from the merged Fund. At October 31, 2007, capital loss carryforwards expire as follows:

Capital loss carryforwards expiring in:

2008 ............................................................   $ 6,000,909
2009 ............................................................    40,708,375
2010 ............................................................     5,254,173
2012 ............................................................    10,524,239
2014 ............................................................        19,963
                                                                    -----------
                                                                    $62,507,659
                                                                    ===========

The tax character of distributions paid during the years ended October 31, 2007 and 2006, was as follows:
                                                       -------------------------
                                                          2007          2006
                                                       -------------------------
Distributions paid from:
   Ordinary income .................................   $2,359,042   $ 1,449,497
   Long term capital gain ..........................    1,760,635            --
                                                       -------------------------
                                                       $4,119,677   $ 1,449,497
                                                       =========================

At October 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ............................................   $272,258,125
                                                                   =============

Unrealized appreciation ........................................   $ 70,299,476
Unrealized depreciation ........................................     (2,938,229)
                                                                   -------------
Net unrealized appreciation (depreciation) .....................   $ 67,361,247
                                                                   =============

Undistributed ordinary income ..................................   $  2,697,444
Undistributed long term capital gains ..........................        109,206
                                                                   -------------
Distributable earnings - undistributed ordinary income .........   $  2,806,650
                                                                   =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and certain dividends on securities sold short.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and certain dividends on securities sold short.


34 | Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended October 31, 2007, aggregated $199,044,290 and $206,668,107, respectively.

Transactions in options written during the year ended October 31, 2007, were as follows:
                                                      -------------------------
                                                      NUMBER OF
                                                      CONTRACTS       PREMIUM
                                                      -------------------------
Options outstanding at October 31, 2006 ...........        1,001   $    68,762
Options written ...................................          200        21,899
Options expired ...................................       (1,201)      (90,661)
Options terminated in closing transactions ........           --            --
Options exercised .................................           --            --
                                                      -------------------------
Options outstanding at October 31, 2007 ...........           --   $        --
                                                      =========================

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. MERGERS

On September 18, 2007, the Fund acquired the net assets of Franklin U.S. Long-Short Fund pursuant to a plan of reorganization approved by Franklin U.S. Long-Short Fund's shareholders. The merger was accomplished by a tax-free exchange of 2,056,692 shares of Class A of the Fund (valued at $13.59) for the net assets of the Franklin U.S. Long-Short Fund which aggregated $27,950,445, including $6,127,055 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $292,127,575.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                              Annual Report | 35

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period beginning after December 15, 2006. The Fund believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, the FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


36 | Annual Report

Franklin Templeton International Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL LONG-SHORT FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Long-Short Fund ("Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 18, 2007


                                                              Annual Report | 37

Franklin Templeton International Trust

TAX DESIGNATION (UNAUDITED)

TEMPLETON GLOBAL LONG-SHORT FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $109,206 as a long term capital gain dividend for the fiscal year ended October 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates 29.65% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $4,043,789 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $405,976 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2007.

At October 31, 2007, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 17, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


38 | Annual Report

Franklin Templeton International Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)         Trustee           Since 1991           139                       Bar-S Foods (meat packing
One Franklin Parkway                                                                             company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee           Since April 2007     120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                 Trustee           Since April 2007     120                       Chevron Corporation (global energy
One Franklin Parkway                                                                             company) and ICO Global
San Mateo, CA 94403-1906                                                                         Communications (Holdings) Limited
                                                                                                 (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee           Since 1998           139                       Hess Corporation (exploration and
One Franklin Parkway                                                                             refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                         Heinz Company (processed foods and
                                                                                                 allied products), RTI International
                                                                                                 Metals, Inc. (manufacture and
                                                                                                 distribution of titanium), Canadian
                                                                                                 National Railway (railroad) and
                                                                                                 White Mountains Insurance Group,
                                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee           Since 1991           120                       Center for Creative Land Recycling
One Franklin Parkway                                                                             (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)           Trustee           Since April 2007     139                       Hess Corporation (exploration and
One Franklin Parkway San                                                                         refining of oil and gas) and
Mateo, CA 94403-1906                                                                             Sentient Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)        Trustee           Since April 2007     139                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)           Trustee           Since 2006           120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and       Since 1991           139                       None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee           Since April 2007     91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway            Compliance        Officer since 2004
San Mateo, CA 94403-1906        Officer and       and Vice President
                                Vice President    - AML Compliance
                                - AML             since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer         Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice       Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.          President and
Suite 2100                      Chief Executive
Fort Lauderdale, FL 33394-3091  Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President and     President and        Not Applicable            Not Applicable
One Franklin Parkway            Chief Executive   Chief Executive
San Mateo, CA 94403-1906        Officer -         Officer -
                                Investment        Investment
                                Management        Management
                                                  since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)        Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)            Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief Financial   Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.          Officer and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to October 31, 2007, Rupert H. Johnson, Jr. ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 | Annual Report

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON GLOBAL LONG-SHORT FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 43

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN (R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio (R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
   Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON   One Franklin Parkway
    INVESTMENTS      San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL
LONG-SHORT FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUBADVISOR

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisor. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

467 A2007 12/07


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $57,790 for the fiscal year ended October 31, 2007 and $62,513 for the fiscal year ended October 31, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended October 31, 2007 and $0 for the fiscal year ended October 31, 2006.
The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2007 and $293 for the fiscal year ended October 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2007 and $175,568 for the fiscal year ended October 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.


(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended October 31, 2007 and $175,861 for the fiscal year ended October 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2007